UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549

FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number 811-7205

Variable Insurance Products Fund III
 (Exact name of registrant as specified in charter)

82 Devonshire St., Boston, Massachusetts 02109
 (Address of principal executive offices) (Zip code)

Eric D. Roiter, Secretary

82 Devonshire St.

Boston, Massachusetts 02109
(Name and address of agent for service)

Registrant's telephone number, including area code: 617-563-7000

Date of fiscal year end:	December, 31

Date of reporting period:	September 30, 2007

Item 1. Schedule of Investments

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Aggressive Growth Portfolio

September 30, 2007

1.808772.103

VIPAG-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 97.1%
	Shares	Value
CONSUMER STAPLES - 0.7%
Food Products - 0.7%
Marine Harvest ASA (a)	223,905	$ 284,917
ENERGY - 8.4%
Energy Equipment & Services - 1.8%
FMC Technologies, Inc. (a)	12,700	732,282
Oil, Gas & Consumable Fuels - 6.6%
Denbury Resources, Inc. (a)	12,700	567,563
Gulfport Energy Corp. (a)	12,896	305,119
Quicksilver Resources, Inc. (a)	8,300	390,515
Range Resources Corp.	14,350	583,471
Williams Companies, Inc.	22,945	781,507
		2,628,175
TOTAL ENERGY		3,360,457
FINANCIALS - 14.5%
Capital Markets - 3.9%
Indiabulls Financial Services Ltd.	51,578	777,897
T. Rowe Price Group, Inc.	14,377	800,655
		1,578,552
Commercial Banks - 1.1%
Commerce Bancorp, Inc.	11,744	455,432
Diversified Financial Services - 5.2%
Deutsche Boerse AG	4,400	599,205
IntercontinentalExchange, Inc. (a)	2,600	394,940
JSE Ltd.	30,297	351,887
MarketAxess Holdings, Inc. (a)	15,308	229,620
NYMEX Holdings, Inc.	3,800	494,684
		2,070,336
Real Estate Management & Development - 4.3%
Dev Property Development PLC	171,000	254,559
Indiabulls Real Estate Ltd. (a)	85,109	1,470,201
		1,724,760
TOTAL FINANCIALS		5,829,080
HEALTH CARE - 28.2%
Biotechnology - 6.8%
Alnylam Pharmaceuticals, Inc. (a)	35,908	1,176,705
Amylin Pharmaceuticals, Inc. (a)	5,300	265,000
CytRx Corp. (a)	51,354	177,684
Isis Pharmaceuticals, Inc. (a)	16,971	254,056
Omrix Biopharmaceuticals, Inc. (a)	13,820	487,984
ONYX Pharmaceuticals, Inc. (a)	8,527	371,095
		2,732,524
Health Care Equipment & Supplies - 13.6%
ArthroCare Corp. (a)	11,200	625,968
Conceptus, Inc. (a)	14,163	268,814

	Shares	Value
Cyberonics, Inc. (a)	32,828	$ 457,622
NeuroMetrix, Inc. (a)	13,460	117,506
Northstar Neuroscience, Inc. (a)	18,100	201,996
NuVasive, Inc. (a)	27,281	980,206
Respironics, Inc. (a)	9,724	467,044
St. Jude Medical, Inc. (a)	53,000	2,335,712
		5,454,868
Health Care Technology - 3.2%
Allscripts Healthcare Solutions, Inc. (a)	18,585	502,353
Cerner Corp. (a)	9,775	584,643
Merge Technologies, Inc. (a)	39,844	174,915
		1,261,911
Life Sciences Tools & Services - 2.9%
AMAG Pharmaceuticals, Inc. (a)	11,000	629,200
QIAGEN NV (a)	27,200	527,952
		1,157,152
Pharmaceuticals - 1.7%
Allergan, Inc.	10,700	689,829
TOTAL HEALTH CARE		11,296,284
INDUSTRIALS - 8.4%
Air Freight & Logistics - 1.2%
Panalpina Welttransport Holding AG	2,959	493,103
Commercial Services & Supplies - 0.5%
CoStar Group, Inc. (a)	3,327	177,828
Construction & Engineering - 3.0%
Quanta Services, Inc. (a)	46,129	1,220,112
Electrical Equipment - 2.0%
Neo-Neon Holdings Ltd.	20,000	25,985
Nexans SA	2,600	427,672
Prysmian SpA	12,300	350,445
		804,102
Machinery - 1.2%
Bucyrus International, Inc. Class A	6,400	466,752
Marine - 0.5%
Ultrapetrol (Bahamas) Ltd.	12,291	204,154
TOTAL INDUSTRIALS		3,366,051
INFORMATION TECHNOLOGY - 33.1%
Communications Equipment - 3.3%
Infinera Corp.	2,600	52,390
Juniper Networks, Inc. (a)	20,400	746,844
Polycom, Inc. (a)	19,000	510,340
		1,309,574
Computers & Peripherals - 2.9%
Network Appliance, Inc. (a)	28,187	758,512
SanDisk Corp. (a)	7,353	405,150
		1,163,662
Internet Software & Services - 4.5%
Omniture, Inc. (a)	17,309	524,809
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
SAVVIS, Inc. (a)	14,265	$ 553,197
ValueClick, Inc. (a)	32,200	723,212
		1,801,218
IT Services - 5.6%
Mastercard, Inc. Class A	10,459	1,547,618
Redecard SA	12,700	235,639
Unisys Corp. (a)	73,100	483,922
		2,267,179
Semiconductors & Semiconductor Equipment - 13.7%
Advanced Micro Devices, Inc. (a)	55,247	729,260
Altera Corp.	20,737	499,347
Broadcom Corp. Class A (a)	26,521	966,425
Hittite Microwave Corp. (a)	9,487	418,851
Marvell Technology Group Ltd. (a)	92,066	1,507,120
PMC-Sierra, Inc. (a)	102,355	858,758
Xilinx, Inc.	19,000	496,660
		5,476,421
Software - 3.1%
Concur Technologies, Inc. (a)	6,700	211,184
Financial Technology (India) Ltd.	4,939	343,694
Synchronoss Technologies, Inc. (a)	16,761	704,968
		1,259,846
TOTAL INFORMATION TECHNOLOGY		13,277,900
MATERIALS - 1.2%
Chemicals - 1.2%
Albemarle Corp.	10,692	472,586
TELECOMMUNICATION SERVICES - 2.3%
Diversified Telecommunication Services - 2.3%
Aruba Networks, Inc.	8,300	166,000
Time Warner Telecom, Inc. Class A (sub. vtg.) (a)	34,486	757,657
		923,657

	Shares	Value
UTILITIES - 0.3%
Independent Power Producers & Energy Traders - 0.3%
Ocean Power Technologies, Inc. (a)	9,070	$ 142,399
TOTAL COMMON STOCKS (Cost $34,693,879)		38,953,331
Money Market Funds - 6.8%

Fidelity Cash Central Fund, 5.12% (b) (Cost $2,709,617)	2,709,617	2,709,617
TOTAL INVESTMENT PORTFOLIO - 103.9% (Cost $37,403,496)	41,662,948
NET OTHER ASSETS - (3.9)%	(1,565,705)
NET ASSETS - 100%	$ 40,097,243
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 20,354
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $37,647,223. Net unrealized appreciation aggregated $4,015,725, of which $5,572,695 related to appreciated investment securities and $1,556,970 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Balanced Portfolio

September 30, 2007

1.808794.103

VIPBAL-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 64.4%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Auto Components - 0.1%
Gentex Corp.	10,200	$ 218,688
The Goodyear Tire & Rubber Co. (a)	7,700	234,157
TRW Automotive Holdings Corp. (a)	4,900	155,232
		608,077
Automobiles - 0.4%
Coachmen Industries, Inc.	12,000	80,400
DaimlerChrysler AG	3,000	300,600
General Motors Corp. (f)	42,218	1,549,401
Harley-Davidson, Inc.	2,900	134,009
Renault SA	1,400	202,874
Winnebago Industries, Inc.	6,300	150,444
		2,417,728
Distributors - 0.0%
LKQ Corp. (a)	7,000	243,670
Diversified Consumer Services - 0.2%
Carriage Services, Inc. Class A (a)	14,250	116,423
H&R Block, Inc.	1,900	40,242
Regis Corp.	700	22,337
Service Corp. International	39,000	503,100
Stewart Enterprises, Inc. Class A	66,258	504,886
		1,186,988
Hotels, Restaurants & Leisure - 0.7%
Greek Organization of Football Prognostics SA	7,300	283,147
IHOP Corp.	3,041	192,587
International Game Technology	1,900	81,890
McDonald's Corp.	42,300	2,304,081
MTR Gaming Group, Inc. (a)	3,600	34,308
Royal Caribbean Cruises Ltd.	7,700	300,531
Starbucks Corp. (a)	558	14,620
Starwood Hotels & Resorts Worldwide, Inc.	3,000	182,250
WMS Industries, Inc. (a)	18,350	607,385
		4,000,799
Household Durables - 0.4%
Beazer Homes USA, Inc.	22,031	181,756
Black & Decker Corp.	4,800	399,840
Ethan Allen Interiors, Inc.	2,000	65,380
Furniture Brands International, Inc.	18,500	187,590
La-Z-Boy, Inc.	21,000	154,980
Snap-On, Inc.	7,300	361,642
Standard Pacific Corp.	24,700	135,603
The Stanley Works	4,200	235,746
Whirlpool Corp.	8,000	712,800
		2,435,337
Leisure Equipment & Products - 0.3%
Brunswick Corp.	14,600	333,756
Callaway Golf Co.	20,900	334,609

	Shares	Value
Eastman Kodak Co.	18,300	$ 489,708
MarineMax, Inc. (a)	12,454	181,330
Mattel, Inc.	9,900	232,254
Polaris Industries, Inc.	1,800	78,516
		1,650,173
Media - 1.4%
Belo Corp. Series A	14,800	256,928
Cinemark Holdings, Inc.	4,400	81,664
Comcast Corp. Class A	21,200	512,616
E.W. Scripps Co. Class A	21,200	890,400
EchoStar Communications Corp. Class A (a)	5,342	250,059
GateHouse Media, Inc.	5,900	75,225
Grupo Televisa SA de CV (CPO) sponsored ADR	13,500	326,295
Lamar Advertising Co. Class A	7,499	367,226
Liberty Global, Inc. Class A (a)	10,200	418,404
Live Nation, Inc. (a)	67,620	1,436,925
Naspers Ltd. Class N sponsored ADR	15,200	418,000
R.H. Donnelley Corp. (a)	5,600	313,712
Regal Entertainment Group Class A	3,517	77,198
Time Warner, Inc.	140,400	2,577,744
Valassis Communications, Inc. (a)	25,802	230,154
		8,232,550
Multiline Retail - 0.4%
Family Dollar Stores, Inc.	25,100	666,656
JCPenney Co., Inc.	3,700	234,469
Retail Ventures, Inc. (a)	17,900	186,339
Sears Holdings Corp. (a)	5,700	725,040
Target Corp.	9,300	591,201
Tuesday Morning Corp.	18,916	170,055
		2,573,760
Specialty Retail - 1.1%
Advance Auto Parts, Inc.	12,600	422,856
American Eagle Outfitters, Inc.	500	13,155
AnnTaylor Stores Corp. (a)	9,700	307,199
Asbury Automotive Group, Inc.	10,400	206,024
Build-A-Bear Workshop, Inc. (a)(f)	8,950	158,952
Christopher & Banks Corp.	14,400	174,528
Collective Brands, Inc. (a)	17,553	387,219
DCM Japan Holdings Co. Ltd.	24,100	182,916
Foot Locker, Inc.	5,900	90,447
Gamestop Corp. Class A (a)	11,900	670,565
Home Depot, Inc.	6,200	201,128
OfficeMax, Inc.	11,300	387,251
Pacific Sunwear of California, Inc. (a)	30,500	451,400
PETsMART, Inc.	13,900	443,410
Ross Stores, Inc.	14,300	366,652
Select Comfort Corp. (a)	14,500	202,275
Staples, Inc.	32,600	700,574
The Children's Place Retail Stores, Inc. (a)	15,400	373,912
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Specialty Retail - continued
TJX Companies, Inc.	7,600	$ 220,932
Tween Brands, Inc. (a)	13,300	436,772
		6,398,167
Textiles, Apparel & Luxury Goods - 0.1%
Adidas-Salomon AG	5,800	380,457
TOTAL CONSUMER DISCRETIONARY		30,127,706
CONSUMER STAPLES - 3.7%
Beverages - 0.1%
Anadolu Efes Biracilik ve Malt Sanyii AS	5,973	62,353
Cott Corp. (a)	9,800	77,848
Fomento Economico Mexicano SA de CV sponsored ADR	12,900	482,460
Remy Cointreau SA	3,158	228,768
		851,429
Food & Staples Retailing - 0.8%
CVS Caremark Corp.	37,374	1,481,132
Kroger Co.	700	19,964
Performance Food Group Co. (a)	5,225	157,429
Rite Aid Corp. (a)	71,900	332,178
SUPERVALU, Inc.	11,441	446,313
Sysco Corp.	11,900	423,521
The Pantry, Inc. (a)	9,200	235,796
Walgreen Co.	8,600	406,264
Winn-Dixie Stores, Inc. (a)(f)	55,327	1,035,721
		4,538,318
Food Products - 0.9%
BioMar Holding AS	1,900	83,592
Bunge Ltd.	6,300	676,935
Cermaq ASA	21,400	396,958
Chiquita Brands International, Inc. (a)	17,000	269,110
Corn Products International, Inc.	20,380	934,831
Global Bio-Chem Technology Group Co. Ltd.	332,000	128,122
Leroy Seafood Group ASA	15,950	363,912
Marine Harvest ASA (a)	597,000	759,677
McCormick & Co., Inc. (non-vtg.)	10,000	359,700
Nestle SA (Reg.)	908	406,421
Smithfield Foods, Inc. (a)	7,400	233,100
Tyson Foods, Inc. Class A	31,500	562,275
		5,174,633
Household Products - 0.9%
Central Garden & Pet Co.	34,983	311,349
Central Garden & Pet Co. Class A (non-vtg.) (a)	47,550	426,999
Procter & Gamble Co.	68,440	4,814,070
		5,552,418
Personal Products - 0.2%
Avon Products, Inc.	34,500	1,294,785

	Shares	Value
Tobacco - 0.8%
Altria Group, Inc.	46,485	$ 3,232,102
British American Tobacco PLC	12,000	431,880
Japan Tobacco, Inc.	83	455,095
Swedish Match Co.	15,400	320,226
		4,439,303
TOTAL CONSUMER STAPLES		21,850,886
ENERGY - 9.9%
Energy Equipment & Services - 6.5%
Baker Hughes, Inc.	17,300	1,563,401
Cameron International Corp. (a)	6,600	609,114
Compagnie Generale de Geophysique SA sponsored ADR	2,200	143,198
Expro International Group PLC	18,400	370,109
Exterran Holdings, Inc. (a)	10,747	863,414
FMC Technologies, Inc. (a)	5,100	294,066
GlobalSantaFe Corp.	7,800	592,956
Grant Prideco, Inc. (a)	21,000	1,144,920
Halliburton Co.	1,000	38,400
NATCO Group, Inc. Class A (a)	4,700	243,225
National Oilwell Varco, Inc. (a)	119,000	17,195,489
Noble Corp.	14,700	721,035
Oceaneering International, Inc. (a)	8,380	635,204
Parker Drilling Co. (a)	27,203	220,888
Pride International, Inc. (a)	72,700	2,657,185
Schlumberger Ltd. (NY Shares)	14,000	1,470,000
Smith International, Inc.	58,800	4,198,320
Superior Energy Services, Inc. (a)	14,344	508,351
Transocean, Inc. (a)	5,500	621,775
W-H Energy Services, Inc. (a)	6,300	464,625
Weatherford International Ltd. (a)	55,274	3,713,307
Willbros Group, Inc. (a)	3,800	129,200
		38,398,182
Oil, Gas & Consumable Fuels - 3.4%
Alpha Natural Resources, Inc. (a)	14,700	341,481
Aurora Oil & Gas Corp. (a)	125,690	180,994
Cabot Oil & Gas Corp.	11,000	386,760
Canadian Natural Resources Ltd.	6,200	471,063
Cheniere Energy Partners LP	1,618	29,820
Chesapeake Energy Corp.	21,100	743,986
Denbury Resources, Inc. (a)	6,100	272,609
El Paso Corp.	3,400	57,698
Ellora Energy, Inc. (a)(g)	30,267	363,204
EOG Resources, Inc.	10,200	737,766
Evergreen Energy, Inc. (a)(f)	73,145	373,040
Forest Oil Corp. (a)	8,100	348,624
Foundation Coal Holdings, Inc.	11,200	439,040
Goodrich Petroleum Corp. (a)	6,600	209,220
Helix Energy Solutions Group, Inc. (a)	7,900	335,434
International Coal Group, Inc. (a)(f)	37,054	164,520
Kodiak Oil & Gas Corp. (a)	20,200	66,660
Common Stocks - continued
	Shares	Value
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Mariner Energy, Inc. (a)	16,700	$ 345,857
Massey Energy Co.	3,400	74,188
Newfield Exploration Co. (a)	3,300	158,928
OPTI Canada, Inc. (a)	11,900	222,803
Petrohawk Energy Corp. (a)	20,700	339,894
Petroleum Development Corp. (a)	4,400	195,140
Plains Exploration & Production Co. (a)	9,200	406,824
Quicksilver Resources, Inc. (a)	14,500	682,225
Range Resources Corp.	27,950	1,136,447
Southwestern Energy Co. (a)	10,000	418,500
Strateco Resources, Inc. (a)	27,100	65,945
Suncor Energy, Inc.	5,500	522,403
Tesoro Corp.	6,000	276,120
Ultra Petroleum Corp. (a)	17,000	1,054,680
Uranium One, Inc. (a)	31,400	415,194
Valero Energy Corp.	110,697	7,436,624
Williams Companies, Inc.	17,500	596,050
XTO Energy, Inc.	3,000	185,520
		20,055,261
TOTAL ENERGY		58,453,443
FINANCIALS - 13.8%
Capital Markets - 2.5%
Ameriprise Financial, Inc.	7,780	490,996
Ares Capital Corp.	50,596	823,197
Bank New York Mellon Corp.	37,254	1,644,392
Bear Stearns Companies, Inc.	5,400	663,174
Charles Schwab Corp.	13,000	280,800
Credit Suisse Group sponsored ADR	5,800	384,714
EFG International	4,485	211,122
Fortress Investment Group LLC (f)	15,900	338,988
Franklin Resources, Inc.	10,400	1,326,000
Goldman Sachs Group, Inc.	5,400	1,170,396
Janus Capital Group, Inc.	12,500	353,500
Julius Baer Holding AG (Bearer)	7,528	562,911
Lazard Ltd. Class A	10,480	444,352
Legg Mason, Inc.	6,100	514,169
Lehman Brothers Holdings, Inc.	14,000	864,220
MF Global Ltd.	14,300	414,700
Morgan Stanley	15,300	963,900
Northern Trust Corp.	5,800	384,366
State Street Corp.	19,513	1,330,006
T. Rowe Price Group, Inc.	19,930	1,109,902
UBS AG (Reg.)	13,668	727,821
		15,003,626
Commercial Banks - 2.1%
Banco Bilbao Vizcaya Argentaria SA sponsored ADR	17,500	407,400
Bank of Montreal	2,500	163,399
Colonial Bancgroup, Inc.	17,800	384,836

	Shares	Value
Commerce Bancorp, Inc.	19,300	$ 748,454
First Community Bancorp, California	6,800	372,028
Hanmi Financial Corp.	13,300	206,017
HSBC Holdings PLC sponsored ADR	600	55,560
ICICI Bank Ltd. sponsored ADR	1,800	94,896
Kookmin Bank	590	49,126
M&T Bank Corp.	3,100	320,695
Nara Bancorp, Inc.	3,762	58,762
National Australia Bank Ltd.	4,184	147,497
National Bank of Canada	6,300	345,249
PNC Financial Services Group, Inc.	24,100	1,641,210
Prosperity Bancshares, Inc.	4,700	155,852
Sterling Financial Corp., Washington	17,953	483,115
SunTrust Banks, Inc.	13,100	991,277
Synovus Financial Corp.	3,300	92,565
UCBH Holdings, Inc.	30,900	540,132
UMB Financial Corp.	200	8,572
Unicredito Italiano SpA	44,300	379,031
UnionBanCal Corp.	2,700	157,707
Wachovia Corp.	30,527	1,530,929
Wells Fargo & Co.	78,700	2,803,294
Wintrust Financial Corp.	7,800	332,982
Zions Bancorp	1,900	130,473
		12,601,058
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	21,700	231,539
American Express Co.	11,600	688,692
Discover Financial Services (a)	14,300	297,440
		1,217,671
Diversified Financial Services - 3.4%
Bank of America Corp.	123,905	6,228,704
Citigroup, Inc.	102,780	4,796,743
Deutsche Boerse AG	3,000	408,549
FirstRand Ltd.	1,400	4,492
JPMorgan Chase & Co.	124,700	5,713,754
Kotak Mahindra Bank Ltd. sponsored GDR (g)	3,083	71,490
Maiden Holdings Ltd. (g)	19,000	171,000
MarketAxess Holdings, Inc. (a)	6,122	91,830
Onex Corp. (sub. vtg.)	5,300	194,786
PICO Holdings, Inc. (a)	49,556	2,059,051
		19,740,399
Insurance - 2.8%
ACE Ltd.	24,500	1,483,965
AFLAC, Inc.	6,891	393,063
AMBAC Financial Group, Inc.	1,900	119,529
American International Group, Inc.	74,650	5,050,073
Argo Group International Holdings, Ltd. (a)	2,900	126,179
Aspen Insurance Holdings Ltd.	23,400	653,094
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Assurant, Inc.	11,600	$ 620,600
Axis Capital Holdings Ltd.	2,800	108,948
Endurance Specialty Holdings Ltd.	8,200	340,710
Hartford Financial Services Group, Inc.	12,500	1,156,875
IPC Holdings Ltd.	6,700	193,295
MetLife, Inc.	13,500	941,355
Montpelier Re Holdings Ltd.	15,400	272,580
National Financial Partners Corp.	9,300	492,714
Navigators Group, Inc. (a)	3,500	189,875
PartnerRe Ltd.	5,800	458,142
Platinum Underwriters Holdings Ltd.	8,600	309,256
Principal Financial Group, Inc.	12,900	813,861
Prudential Financial, Inc.	16,300	1,590,554
T&D Holdings, Inc.	7,000	428,645
Universal American Financial Corp. (a)	20,237	461,606
W.R. Berkley Corp.	5,600	165,928
Willis Group Holdings Ltd.	3,200	131,008
Zenith National Insurance Corp.	3,700	166,093
		16,667,948
Real Estate Investment Trusts - 1.3%
Alexandria Real Estate Equities, Inc.	3,900	375,414
American Campus Communities, Inc.	2,200	64,438
American Financial Realty Trust (SBI)	18,300	147,315
Annaly Capital Management, Inc.	62,800	1,000,404
BRE Properties, Inc. Class A	2,200	123,046
CapitalSource, Inc.	11,300	228,712
CBL & Associates Properties, Inc.	1,700	59,585
Corporate Office Properties Trust (SBI)	200	8,326
Developers Diversified Realty Corp.	16,500	921,855
Duke Realty LP	17,000	574,770
Education Realty Trust, Inc.	9,506	128,331
Friedman, Billings, Ramsey Group, Inc. Class A (f)	12,500	57,625
General Growth Properties, Inc.	13,400	718,508
HCP, Inc.	13,800	457,746
Healthcare Realty Trust, Inc.	9,700	258,602
Hersha Hospitality Trust	6,393	63,291
Highwoods Properties, Inc. (SBI)	7,200	264,024
Pennsylvania (REIT) (SBI)	1,450	56,463
Potlatch Corp.	3,500	157,605
Public Storage	3,100	243,815
Quadra Realty Trust, Inc.	9,000	85,770
Senior Housing Properties Trust (SBI)	7,500	165,450
Simon Property Group, Inc.	300	30,000
Sovran Self Storage, Inc.	2,800	128,352
Tanger Factory Outlet Centers, Inc.	3,800	154,242
UDR, Inc.	29,400	715,008
Vornado Realty Trust	4,200	459,270
		7,647,967

	Shares	Value
Real Estate Management & Development - 0.1%
Brookfield Properties Corp.	2,100	$ 52,290
CB Richard Ellis Group, Inc. Class A (a)	13,272	369,492
Meruelo Maddux Properties, Inc.	13,400	79,194
Sino-Ocean Land Holdings Ltd.	33,000	46,695
		547,671
Thrifts & Mortgage Finance - 1.4%
BankUnited Financial Corp. Class A	5,832	90,629
Countrywide Financial Corp.	39,800	756,598
Fannie Mae	40,500	2,462,805
FirstFed Financial Corp., Delaware (a)	600	29,730
Freddie Mac	28,400	1,675,884
Hudson City Bancorp, Inc.	88,407	1,359,700
MGIC Investment Corp.	9,100	294,021
New York Community Bancorp, Inc.	29,300	558,165
NewAlliance Bancshares, Inc.	15,500	227,540
People's United Financial, Inc.	26,520	458,266
Washington Federal, Inc.	20,288	532,763
		8,446,101
TOTAL FINANCIALS		81,872,441
HEALTH CARE - 4.7%
Biotechnology - 0.9%
Amgen, Inc. (a)	25,600	1,448,192
Biogen Idec, Inc. (a)	6,700	444,411
Cephalon, Inc. (a)	10,386	758,801
DUSA Pharmaceuticals, Inc. (a)(f)	33,650	73,357
Genentech, Inc. (a)	5,450	425,209
Gilead Sciences, Inc. (a)	13,000	531,310
MannKind Corp. (a)	15,300	148,104
PDL BioPharma, Inc. (a)	20,600	445,166
Theravance, Inc. (a)	19,059	497,249
Vertex Pharmaceuticals, Inc. (a)	9,000	345,690
		5,117,489
Health Care Equipment & Supplies - 1.1%
Alcon, Inc.	3,180	457,666
American Medical Systems Holdings, Inc. (a)(f)	32,000	542,400
ArthroCare Corp. (a)	7,531	420,908
Aspect Medical Systems, Inc. (a)	16,600	225,262
Becton, Dickinson & Co.	5,400	443,070
C.R. Bard, Inc.	8,900	784,891
Covidien Ltd. (a)	19,675	816,513
Hillenbrand Industries, Inc.	700	38,514
Hologic, Inc. (a)	1,469	89,609
I-Flow Corp. (a)	8,322	154,706
Integra LifeSciences Holdings Corp. (a)	6,200	301,196
Inverness Medical Innovations, Inc. (a)	18,971	1,049,476
Micrus Endovascular Corp. (a)	1,200	21,924
Respironics, Inc. (a)	8,400	403,452
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Smith & Nephew PLC	1,000	$ 12,248
Sonova Holding AG	4,618	463,327
		6,225,162
Health Care Providers & Services - 0.8%
Acibadem Saglik Hizmetleri AS	40,888	304,882
Brookdale Senior Living, Inc.	10,000	398,100
Cardinal Health, Inc.	6,800	425,204
DaVita, Inc. (a)	6,800	429,624
Emeritus Corp. (a)	2,200	59,620
Health Net, Inc. (a)	9,100	491,855
Henry Schein, Inc. (a)	2,400	146,016
Humana, Inc. (a)	5,414	378,330
McKesson Corp.	7,700	452,683
Medco Health Solutions, Inc. (a)	3,550	320,885
PSS World Medical, Inc. (a)	800	15,304
UnitedHealth Group, Inc.	32,365	1,567,437
		4,989,940
Health Care Technology - 0.3%
Allscripts Healthcare Solutions, Inc. (a)	20,500	554,115
Cerner Corp. (a)	6,600	394,746
Health Corp. (a)	34,800	493,116
IMS Health, Inc.	1,600	49,024
		1,491,001
Life Sciences Tools & Services - 0.2%
Bruker BioSciences Corp. (a)	15,103	132,906
Charles River Laboratories International, Inc. (a)	10,200	572,730
PerkinElmer, Inc.	2,000	58,420
Pharmaceutical Product Development, Inc.	11,686	414,152
Thermo Fisher Scientific, Inc. (a)	3,600	207,792
		1,386,000
Pharmaceuticals - 1.4%
Adams Respiratory Therapeutics, Inc. (a)	18,670	719,542
Alpharma, Inc. Class A	16,600	354,576
Barr Pharmaceuticals, Inc. (a)	13,500	768,285
Endo Pharmaceuticals Holdings, Inc. (a)	12,642	392,028
Jazz Pharmaceuticals, Inc. (a)	19,200	215,040
Johnson & Johnson	20,000	1,314,000
Merck & Co., Inc.	30,000	1,550,700
MGI Pharma, Inc. (a)	28,861	801,759
Schering-Plough Corp.	30,700	971,041
Wyeth	24,500	1,091,475
XenoPort, Inc. (a)	5,000	235,250
		8,413,696
TOTAL HEALTH CARE		27,623,288

	Shares	Value
INDUSTRIALS - 7.8%
Aerospace & Defense - 1.4%
Bombardier, Inc. Class B (sub. vtg.) (a)	21,200	$ 125,985
DRS Technologies, Inc.	7,900	435,448
General Dynamics Corp.	17,600	1,486,672
Hexcel Corp. (a)	42,478	964,675
Honeywell International, Inc.	12,900	767,163
Ladish Co., Inc. (a)	2,171	120,447
Orbital Sciences Corp. (a)	19,250	428,120
Raytheon Co.	11,800	753,076
Raytheon Co. warrants 6/16/11 (a)	200	5,524
Rockwell Collins, Inc.	6,700	489,368
Spirit AeroSystems Holdings, Inc. Class A	17,000	661,980
Triumph Group, Inc.	1,300	106,223
United Technologies Corp.	26,000	2,092,480
		8,437,161
Air Freight & Logistics - 0.3%
C.H. Robinson Worldwide, Inc.	3,000	162,870
Expeditors International of Washington, Inc.	200	9,460
Forward Air Corp.	16,400	488,392
Panalpina Welttransport Holding AG	1,090	181,643
United Parcel Service, Inc. Class B	10,300	773,530
UTI Worldwide, Inc.	14,400	330,912
		1,946,807
Airlines - 0.3%
AirTran Holdings, Inc. (a)	46,700	459,528
Delta Air Lines, Inc. (a)	20,405	366,270
easyJet PLC (a)	2,900	31,124
Frontier Airlines Holdings, Inc. (a)	34,800	215,412
Northwest Airlines Corp. (a)	15,200	270,560
US Airways Group, Inc. (a)	13,200	346,500
		1,689,394
Commercial Services & Supplies - 0.7%
ACCO Brands Corp. (a)	11,369	255,120
Allied Waste Industries, Inc. (a)	49,800	634,950
CDI Corp.	2,690	74,997
Clean Harbors, Inc. (a)	14,000	623,280
Covanta Holding Corp. (a)	19,000	465,690
Diamond Management & Technology Consultants, Inc.	12,667	116,536
Equifax, Inc.	10,720	408,646
R.R. Donnelley & Sons Co.	2,100	76,776
Robert Half International, Inc.	8,800	262,768
The Brink's Co.	14,700	821,436
Waste Management, Inc.	13,800	520,812
		4,261,011
Construction & Engineering - 2.2%
AMEC PLC	27,000	409,393
Chicago Bridge & Iron Co. NV (NY Shares)	36,600	1,575,996
Fluor Corp.	26,700	3,844,266
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Construction & Engineering - continued
Foster Wheeler Ltd. (a)	400	$ 52,512
Granite Construction, Inc.	11,800	625,636
Great Lakes Dredge & Dock Corp. (a)	57,751	505,899
KBR, Inc.	5,750	222,928
Shaw Group, Inc. (a)	51,300	2,980,530
Washington Group International, Inc. (a)	33,275	2,921,878
		13,139,038
Electrical Equipment - 0.4%
ABB Ltd. sponsored ADR	14,100	369,843
Belden, Inc.	3,800	178,258
Cooper Industries Ltd. Class A	7,500	383,175
General Cable Corp. (a)	7,300	489,976
Regal-Beloit Corp.	300	14,367
Renewable Energy Corp. AS (a)	20,800	958,783
Vestas Wind Systems AS (a)	2,300	181,703
		2,576,105
Industrial Conglomerates - 0.7%
3M Co.	5,000	467,900
General Electric Co.	39,100	1,618,740
McDermott International, Inc. (a)	26,700	1,443,936
Siemens AG sponsored ADR	3,300	452,925
		3,983,501
Machinery - 0.9%
Bucyrus International, Inc. Class A	20,434	1,490,252
CIRCOR International, Inc.	9,300	422,313
Cummins, Inc.	3,800	485,982
Danaher Corp.	4,400	363,924
Deere & Co.	5,300	786,626
Eaton Corp.	1,100	108,944
Flowserve Corp.	4,700	358,046
Force Protection, Inc. (a)	1,500	32,490
Gardner Denver, Inc. (a)	3,000	117,000
IDEX Corp.	9,846	358,296
Ingersoll-Rand Co. Ltd. Class A	700	38,129
Oshkosh Truck Co.	6,400	396,608
Pentair, Inc.	300	9,954
Sulzer AG (Reg.)	114	163,536
		5,132,100
Marine - 0.4%
Alexander & Baldwin, Inc.	15,479	775,962
American Commercial Lines, Inc. (a)(f)	47,800	1,134,294
Navios Maritime Holdings, Inc.	25,700	337,698
		2,247,954
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	6,500	527,605
Norfolk Southern Corp.	1,100	57,101
Ryder System, Inc.	1,800	88,200
Union Pacific Corp.	5,400	610,524

	Shares	Value
Universal Truckload Services, Inc. (a)	21,093	$ 463,202
YRC Worldwide, Inc. (a)	10,500	286,860
		2,033,492
Trading Companies & Distributors - 0.2%
UAP Holding Corp.	5,000	156,800
WESCO International, Inc. (a)	17,200	738,568
		895,368
TOTAL INDUSTRIALS		46,341,931
INFORMATION TECHNOLOGY - 9.4%
Communications Equipment - 1.2%
Adtran, Inc.	34,500	794,535
Alcatel-Lucent SA sponsored ADR	59,562	606,341
Avocent Corp. (a)	11,369	331,065
Cisco Systems, Inc. (a)	27,100	897,281
Comverse Technology, Inc. (a)	21,500	425,700
Dycom Industries, Inc. (a)	26,000	796,380
F5 Networks, Inc. (a)	4,100	152,479
Finisar Corp. (a)	107,078	299,818
Harris Corp.	21,200	1,225,148
Infinera Corp.	1,400	28,210
MasTec, Inc. (a)	15,800	222,306
Motorola, Inc.	47,000	870,910
Powerwave Technologies, Inc. (a)	15,000	92,400
QUALCOMM, Inc.	6,900	291,594
		7,034,167
Computers & Peripherals - 1.2%
Apple, Inc. (a)	3,700	568,098
Diebold, Inc.	8,200	372,444
Electronics for Imaging, Inc. (a)	13,600	365,296
Hewlett-Packard Co.	31,400	1,563,406
Hutchinson Technology, Inc. (a)	8,400	206,640
NCR Corp. (a)	15,500	771,900
Network Appliance, Inc. (a)	27,650	744,062
SanDisk Corp. (a)	13,700	754,870
Seagate Technology	47,827	1,223,415
Sun Microsystems, Inc. (a)	71,300	399,993
Western Digital Corp. (a)	12,400	313,968
		7,284,092
Electronic Equipment & Instruments - 1.4%
Agilent Technologies, Inc. (a)	33,300	1,228,104
Amphenol Corp. Class A	39,300	1,562,568
Arrow Electronics, Inc. (a)	8,500	361,420
AU Optronics Corp. sponsored ADR	1,557	26,344
Avnet, Inc. (a)	13,800	550,068
Flextronics International Ltd. (a)	53,400	597,012
Ibiden Co. Ltd.	2,900	244,086
Itron, Inc. (a)	22,400	2,084,768
Molex, Inc.	11,300	304,309
Tektronix, Inc.	22,800	632,472
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Electronic Equipment & Instruments - continued
TTM Technologies, Inc. (a)	5,132	$ 59,377
Tyco Electronics Ltd. (a)	19,575	693,542
		8,344,070
Internet Software & Services - 0.7%
eBay, Inc. (a)	14,519	566,531
Google, Inc. Class A (sub. vtg.) (a)	2,460	1,395,484
LoopNet, Inc. (a)	23,961	492,159
Open Text Corp. (a)	15,900	415,047
TheStreet.com, Inc.	3,961	47,968
ValueClick, Inc. (a)	11,800	265,028
VeriSign, Inc. (a)	23,000	776,020
Yahoo!, Inc. (a)	16,000	429,440
		4,387,677
IT Services - 0.8%
CACI International, Inc. Class A (a)	18,215	930,604
Genpact Ltd.	3,300	55,935
ManTech International Corp. Class A (a)	8,100	291,438
Mastercard, Inc. Class A	3,600	532,692
MoneyGram International, Inc.	9,000	203,310
Patni Computer Systems Ltd. sponsored ADR	14,600	340,910
Paychex, Inc.	7,700	315,700
Perot Systems Corp. Class A (a)	3,500	59,185
Satyam Computer Services Ltd. sponsored ADR	15,000	388,350
SI International, Inc. (a)	3,400	97,138
Syntel, Inc.	2,800	116,424
The Western Union Co.	17,300	362,781
Unisys Corp. (a)	90,489	599,037
WNS Holdings Ltd. ADR (a)	10,754	184,969
		4,478,473
Office Electronics - 0.1%
Xerox Corp. (a)	31,000	537,540
Semiconductors & Semiconductor Equipment - 2.6%
Advanced Micro Devices, Inc. (a)	89,250	1,178,100
Altera Corp.	7,500	180,600
AMIS Holdings, Inc. (a)	48,500	470,935
Analog Devices, Inc.	19,700	712,352
Applied Micro Circuits Corp. (a)	72,800	230,048
ASAT Holdings Ltd. (a)	6,352	296
ASAT Holdings Ltd. warrants 7/24/11 (a)	48	111
ASML Holding NV (NY Shares) (a)	27,600	906,936
Atmel Corp. (a)	87,000	448,920
Axcelis Technologies, Inc. (a)	66,400	339,304
Cypress Semiconductor Corp. (a)	48,400	1,413,764
DSP Group, Inc. (a)	11,600	183,628
Fairchild Semiconductor International, Inc. (a)	49,000	915,320
Hittite Microwave Corp. (a)	11,728	517,791

	Shares	Value
Infineon Technologies AG sponsored ADR (a)	32,300	$ 554,914
Integrated Device Technology, Inc. (a)	42,400	656,352
Intersil Corp. Class A	11,012	368,131
LTX Corp. (a)	79,123	282,469
Maxim Integrated Products, Inc.	56,900	1,670,015
Microchip Technology, Inc.	18,400	668,288
Micron Technology, Inc. (a)	4,900	54,390
National Semiconductor Corp.	45,800	1,242,096
PMC-Sierra, Inc. (a)	20,200	169,478
RF Micro Devices, Inc. (a)	5,100	34,323
Rudolph Technologies, Inc. (a)	23,076	319,141
Samsung Electronics Co. Ltd.	1,280	804,240
Semitool, Inc. (a)	26,421	256,284
Varian Semiconductor Equipment Associates, Inc. (a)	6,300	337,176
Xilinx, Inc.	14,700	384,258
		15,299,660
Software - 1.4%
Autodesk, Inc. (a)	8,531	426,294
Business Objects SA sponsored ADR (a)	9,700	435,239
Cadence Design Systems, Inc. (a)	23,700	525,903
Cognos, Inc. (a)	7,600	315,628
Electronic Arts, Inc. (a)	5,100	285,549
Fair Isaac Corp.	12,700	458,597
Microsoft Corp.	44,200	1,302,132
Nintendo Co. Ltd.	5,100	2,645,880
Parametric Technology Corp. (a)	9,400	163,748
Sandvine Corp. (a)	65,600	443,270
Sandvine Corp. (U.K.) (a)	7,700	50,026
Sourcefire, Inc.	25,875	234,945
Take-Two Interactive Software, Inc. (a)	40,476	691,330
Ubisoft Entertainment SA (a)	3,200	218,577
		8,197,118
TOTAL INFORMATION TECHNOLOGY		55,562,797
MATERIALS - 3.7%
Chemicals - 1.6%
Agrium, Inc.	6,700	365,014
Air Products & Chemicals, Inc.	2,400	234,624
Airgas, Inc.	5,959	307,663
Albemarle Corp.	4,400	194,480
Arkema sponsored ADR (a)	9,400	570,110
Calgon Carbon Corp. (a)	13,954	194,798
Celanese Corp. Class A	34,400	1,340,912
Chemtura Corp.	71,500	635,635
Hercules, Inc.	22,100	464,542
Israel Chemicals Ltd.	47,100	431,613
K&S AG	1,900	348,320
Monsanto Co.	18,200	1,560,468
Spartech Corp.	4,900	83,594
The Mosaic Co. (a)	43,300	2,317,416
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Chemicals - continued
Tokai Carbon Co. Ltd.	5,000	$ 56,323
Tronox, Inc. Class A	24,300	225,990
		9,331,502
Containers & Packaging - 0.0%
Smurfit-Stone Container Corp. (a)	24,702	288,519
Metals & Mining - 2.0%
Agnico-Eagle Mines Ltd.	4,200	208,332
Alamos Gold, Inc. (a)	23,100	145,870
Alcoa, Inc.	46,500	1,819,080
Allegheny Technologies, Inc.	5,000	549,750
Anglo Platinum Ltd.	2,100	317,870
ArcelorMittal SA (NY Shares) Class A	5,800	454,488
Carpenter Technology Corp.	5,700	741,057
Eldorado Gold Corp. (a)	22,300	137,679
First Quantum Minerals Ltd.	3,600	353,303
Goldcorp, Inc.	2,000	61,136
Ivanhoe Mines Ltd. (a)	31,200	405,333
Lihir Gold Ltd. (a)	82,042	286,961
Meridian Gold, Inc. (a)	38,600	1,277,660
Newcrest Mining Ltd.	15,447	383,966
Niger Uranium Ltd.	2,010	2,098
Nucor Corp.	4,700	279,509
Polymet Mining Corp. (a)	11,300	42,837
Reliance Steel & Aluminum Co.	17,100	966,834
Stillwater Mining Co. (a)	27,800	286,062
Titanium Metals Corp. (a)	97,118	3,259,280
Yamana Gold, Inc.	7,100	83,886
		12,062,991
Paper & Forest Products - 0.1%
Glatfelter	5,300	78,652
MeadWestvaco Corp.	6,200	183,086
Weyerhaeuser Co.	800	57,840
		319,578
TOTAL MATERIALS		22,002,590
TELECOMMUNICATION SERVICES - 3.1%
Diversified Telecommunication Services - 2.6%
AT&T, Inc.	241,500	10,217,865
Cincinnati Bell, Inc. (a)	89,100	440,154
Cogent Communications Group, Inc. (a)	8,900	207,726
Covad Communications Group, Inc. (a)	242,960	162,783
NeuStar, Inc. Class A (a)	27,200	932,688
Verizon Communications, Inc.	78,500	3,475,980
		15,437,196
Wireless Telecommunication Services - 0.5%
America Movil SAB de CV Series L sponsored ADR	5,800	371,200

	Shares	Value
American Tower Corp. Class A (a)	20,270	$ 882,556
Crown Castle International Corp. (a)	13,900	564,757
DigitalGlobe, Inc. (a)(g)	163	408
NII Holdings, Inc. (a)	6,500	533,975
Sprint Nextel Corp.	18,200	345,800
Vivo Participacoes SA (PN) sponsored ADR (a)	28,900	143,344
		2,842,040
TOTAL TELECOMMUNICATION SERVICES		18,279,236
UTILITIES - 3.2%
Electric Utilities - 1.0%
Allegheny Energy, Inc.	2,200	114,972
DPL, Inc.	22,400	588,224
E.ON AG	3,700	681,207
Edison International	10,400	576,680
Electricite de France	1,100	116,312
Entergy Corp.	14,000	1,516,060
Exelon Corp.	600	45,216
PPL Corp.	23,700	1,097,310
Reliant Energy, Inc. (a)	56,400	1,443,840
		6,179,821
Gas Utilities - 0.2%
Equitable Resources, Inc.	10,800	560,196
Gaz de France	2,700	140,301
Questar Corp.	4,900	257,397
		957,894
Independent Power Producers & Energy Traders - 1.6%
AES Corp. (a)	91,900	1,841,676
Constellation Energy Group, Inc.	23,600	2,024,644
Dynegy, Inc. Class A (a)	82,425	761,607
NRG Energy, Inc. (a)	110,700	4,681,503
		9,309,430
Multi-Utilities - 0.4%
CMS Energy Corp.	28,100	472,642
Public Service Enterprise Group, Inc.	17,100	1,504,629
Sempra Energy	4,800	278,976
		2,256,247
TOTAL UTILITIES		18,703,392
TOTAL COMMON STOCKS (Cost $315,456,102)		380,817,710
Convertible Preferred Stocks - 0.2%

FINANCIALS - 0.0%
Insurance - 0.0%
Platinum Underwriters Holdings Ltd. Series A, 6.00%	2,400	78,792
Convertible Preferred Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
ASAT Holdings Ltd. 13.00% (a)	48	$ 0
MATERIALS - 0.2%
Metals & Mining - 0.2%
Freeport-McMoRan Copper & Gold, Inc. 6.75%	5,000	773,750
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $569,326)		852,542
Corporate Bonds - 1.3%
	Principal Amount
Convertible Bonds - 0.2%
ENERGY - 0.1%
Oil, Gas & Consumable Fuels - 0.1%
Evergreen Energy, Inc. 8% 8/1/12 (g)	$ 180,000	214,200
McMoRan Exploration Co. 6% 7/2/08	260,000	297,700
		511,900
HEALTH CARE - 0.1%
Health Care Equipment & Supplies - 0.1%
Inverness Medical Innovations, Inc. 3% 5/15/16 (g)	186,000	238,080
Pharmaceuticals - 0.0%
Alpharma, Inc. 2.125% 3/15/27	140,000	126,769
TOTAL HEALTH CARE		364,849
INFORMATION TECHNOLOGY - 0.0%
Semiconductors & Semiconductor Equipment - 0.0%
Advanced Micro Devices, Inc. 6% 5/1/15	12,000	10,770
Cypress Semiconductor Corp. 1% 9/15/09 (g)	90,000	117,113
		127,883
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Cogent Communications Group, Inc. 1% 6/15/27 (g)	180,000	158,510
TOTAL CONVERTIBLE BONDS		1,163,142

	Principal Amount	Value
Nonconvertible Bonds - 1.1%
CONSUMER DISCRETIONARY - 0.3%
Auto Components - 0.0%
The Goodyear Tire & Rubber Co.:
8.625% 12/1/11	$ 7,000	$ 7,350
9% 7/1/15	13,000	13,715
		21,065
Automobiles - 0.0%
Ford Motor Co. 7.45% 7/16/31	25,000	19,625
General Motors Corp. 8.375% 7/15/33	30,000	26,400
		46,025
Diversified Consumer Services - 0.0%
Carriage Services, Inc. 7.875% 1/15/15	50,000	50,125
Education Management LLC/Education Management Finance Corp. 8.75% 6/1/14	20,000	20,500
Service Corp. International:
6.75% 4/1/15	20,000	19,800
7.5% 4/1/27	20,000	18,600
		109,025
Hotels, Restaurants & Leisure - 0.1%
Carrols Corp. 9% 1/15/13	40,000	38,100
Fontainebleau Las Vegas Holdings LLC/Fontainebleau Las Vegas Capital Corp. 10.25% 6/15/15 (g)	35,000	32,550
Herbst Gaming, Inc. 8.125% 6/1/12	9,000	8,145
MGM Mirage, Inc.:
5.875% 2/27/14	70,000	64,882
7.5% 6/1/16	20,000	19,800
Mohegan Tribal Gaming Authority 6.875% 2/15/15	10,000	9,838
OSI Restaurant Partners, Inc. 10% 6/15/15 (g)	35,000	30,975
Shingle Springs Tribal Gaming Authority 9.375% 6/15/15 (g)	20,000	20,150
Six Flags, Inc.:
8.875% 2/1/10	40,000	36,000
9.625% 6/1/14	15,000	12,450
		272,890
Leisure Equipment & Products - 0.0%
Riddell Bell Holdings, Inc. 8.375% 10/1/12	15,000	14,100
Media - 0.1%
Cablevision Systems Corp. 9.82% 4/1/09 (h)	50,000	51,250
CanWest Media, Inc. 8% 9/15/12	70,000	68,075
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
CONSUMER DISCRETIONARY - continued
Media - continued
Charter Communications Holdings II LLC/Charter Communications Holdings II Capital Corp. Series B, 10.25% 9/15/10	$ 30,000	$ 30,600
Charter Communications Operating LLC/Charter Communications Operating Capital Corp. 8% 4/30/12 (g)	90,000	89,550
CSC Holdings, Inc. 7.625% 4/1/11	40,000	40,100
EchoStar Communications Corp. 7.125% 2/1/16	40,000	41,200
PanAmSat Corp. 9% 6/15/16	50,000	51,375
Paxson Communications Corp. 8.61% 1/15/12 (g)(h)	65,000	64,350
R.H. Donnelley Corp. 8.875% 10/15/17 (g)(k)	20,000	20,400
The Reader's Digest Association, Inc. 9% 2/15/17 (g)	70,000	63,700
TL Acquisitions, Inc.:
0% 7/15/15 (d)(g)	40,000	32,300
10.5% 1/15/15 (g)	70,000	68,600
Valassis Communications, Inc. 8.25% 3/1/15	70,000	60,375
		681,875
Specialty Retail - 0.1%
Asbury Automotive Group, Inc. 8% 3/15/14	60,000	58,050
Michaels Stores, Inc. 10% 11/1/14	35,000	35,875
Sally Holdings LLC:
9.25% 11/15/14	40,000	40,400
10.5% 11/15/16	15,000	14,963
Sonic Automotive, Inc. 8.625% 8/15/13	70,000	69,475
Toys 'R' US, Inc. 7.875% 4/15/13	70,000	61,950
United Auto Group, Inc. 7.75% 12/15/16	30,000	28,950
		309,663
Textiles, Apparel & Luxury Goods - 0.0%
Hanesbrands, Inc. 8.7841% 12/15/14 (g)(h)	20,000	20,075
TOTAL CONSUMER DISCRETIONARY		1,474,718
CONSUMER STAPLES - 0.0%
Beverages - 0.0%
Constellation Brands, Inc. 7.25% 5/15/17 (g)	55,000	55,000

	Principal Amount	Value
Food & Staples Retailing - 0.0%
Rite Aid Corp. 9.5% 6/15/17 (g)	$ 70,000	$ 65,450
Stater Brothers Holdings, Inc. 7.75% 4/15/15	35,000	34,738
		100,188
Food Products - 0.0%
Dean Foods Co. 7% 6/1/16	25,000	23,750
National Beef Packing Co. LLC/National Beef Finance Corp. 10.5% 8/1/11	35,000	35,525
Smithfield Foods, Inc. 7.75% 7/1/17	20,000	20,500
		79,775
Tobacco - 0.0%
Reynolds American, Inc. 7.625% 6/1/16	30,000	31,650
TOTAL CONSUMER STAPLES		266,613
ENERGY - 0.1%
Energy Equipment & Services - 0.0%
Bristow Group, Inc. 7.5% 9/15/17 (g)	30,000	30,150
Complete Production Services, Inc. 8% 12/15/16	25,000	24,813
Hornbeck Offshore Services, Inc. 6.125% 12/1/14	20,000	18,650
		73,613
Oil, Gas & Consumable Fuels - 0.1%
Chaparral Energy, Inc. 8.875% 2/1/17 (g)	20,000	18,800
Chesapeake Energy Corp.:
6.5% 8/15/17	15,000	14,588
6.625% 1/15/16	5,000	4,938
7.5% 6/15/14	40,000	41,000
Forest Oil Corp. 7.25% 6/15/19 (g)	30,000	30,150
Mariner Energy, Inc. 8% 5/15/17	20,000	19,600
Massey Energy Co. 6.875% 12/15/13	40,000	37,100
OPTI Canada, Inc. 8.25% 12/15/14 (g)	70,000	70,791
Peabody Energy Corp. 7.375% 11/1/16	35,000	36,925
Petrohawk Energy Corp. 9.125% 7/15/13	30,000	31,575
Plains Exploration & Production Co. 7% 3/15/17	30,000	28,125
Pogo Producing Co.:
6.625% 3/15/15	30,000	30,150
7.875% 5/1/13	15,000	15,225
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
ENERGY - continued
Oil, Gas & Consumable Fuels - continued
Range Resources Corp. 7.375% 7/15/13	$ 20,000	$ 20,400
Williams Partners LP/Williams Partners Finance Corp. 7.25% 2/1/17	30,000	30,450
		429,817
TOTAL ENERGY		503,430
FINANCIALS - 0.1%
Consumer Finance - 0.1%
Ford Motor Credit Co. LLC:
7% 10/1/13	45,000	41,063
9.81% 4/15/12 (h)	20,000	20,500
9.875% 8/10/11	50,000	50,643
General Motors Acceptance Corp.:
6.75% 12/1/14	75,000	68,625
6.875% 9/15/11	35,000	33,425
6.875% 8/28/12	25,000	23,450
8% 11/1/31	5,000	4,875
GMAC LLC:
6% 12/15/11	30,000	27,450
6.625% 5/15/12	20,000	18,600
		288,631
Diversified Financial Services - 0.0%
Hilcorp Energy I LP/Hilcorp Finance Co.:
7.75% 11/1/15 (g)	20,000	19,550
9% 6/1/16 (g)	20,000	20,600
NSG Holdings II, LLC 7.75% 12/15/25 (g)	30,000	29,850
		70,000
Insurance - 0.0%
USI Holdings Corp.:
9.4325% 11/15/14 (g)(h)	20,000	18,800
9.75% 5/15/15 (g)	10,000	9,050
		27,850
Real Estate Investment Trusts - 0.0%
Host Hotels & Resorts LP 6.875% 11/1/14	60,000	59,925
Rouse Co. LP/TRC, Inc. 6.75% 5/1/13 (g)	50,000	49,000
Ventas Realty LP:
6.5% 6/1/16	30,000	29,475
6.75% 4/1/17	20,000	19,900
		158,300
Real Estate Management & Development - 0.0%
Realogy Corp. 10.5% 4/15/14 (g)	70,000	59,150

	Principal Amount	Value
Thrifts & Mortgage Finance - 0.0%
Residential Capital Corp. 7.375% 6/30/10 (e)	$ 10,000	$ 8,300
Residential Capital LLC 7.595% 5/22/09 (h)	25,000	21,250
		29,550
TOTAL FINANCIALS		633,481
HEALTH CARE - 0.1%
Health Care Providers & Services - 0.1%
Community Health Systems, Inc. 8.875% 7/15/15 (g)	30,000	30,825
DaVita, Inc.:
6.625% 3/15/13	15,000	14,775
7.25% 3/15/15	40,000	40,100
HCA, Inc.:
6.5% 2/15/16	40,000	34,000
9.125% 11/15/14 (g)	35,000	37,013
9.25% 11/15/16 (g)	65,000	68,981
IASIS Healthcare LLC/IASIS Capital Corp. 8.75% 6/15/14	25,000	25,313
Skilled Healthcare Group, Inc. 11% 1/15/14	13,000	14,203
Tenet Healthcare Corp. 9.875% 7/1/14	40,000	36,600
United Surgical Partners International, Inc.:
8.875% 5/1/17	35,000	35,394
9.25% 5/1/17 pay-in-kind	30,000	30,075
Universal Hospital Services, Inc.:
8.5% 6/1/15 pay-in-kind (g)	20,000	19,700
8.7594% 6/1/15 (g)(h)	20,000	19,400
		406,379
INDUSTRIALS - 0.1%
Aerospace & Defense - 0.1%
Bombardier, Inc.:
6.3% 5/1/14 (g)	35,000	34,300
8% 11/15/14 (g)	140,000	146,300
DRS Technologies, Inc. 7.625% 2/1/18	35,000	35,700
Esterline Technologies Corp. 6.625% 3/1/17	35,000	34,563
TransDigm, Inc. 7.75% 7/15/14	20,000	20,200
		271,063
Airlines - 0.0%
Continental Airlines, Inc. 7.339% 4/19/14	20,000	19,000
Continental Airlines, Inc. 6.903% 4/19/22	10,000	9,400
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	$ 205,000	$ 12,300
Northwest Airlines, Inc. pass thru trust certificates 7.691% 4/1/17	21,687	21,036
		61,736
Commercial Services & Supplies - 0.0%
Allied Waste North America, Inc. 7.125% 5/15/16	30,000	30,563
ARAMARK Corp.:
8.5% 2/1/15	50,000	50,875
8.8563% 2/1/15 (h)	10,000	10,100
Cenveo Corp. 7.875% 12/1/13	55,000	50,050
Deluxe Corp. 7.375% 6/1/15	40,000	39,000
IKON Office Solutions, Inc. 7.75% 9/15/15	10,000	10,100
		190,688
Electrical Equipment - 0.0%
General Cable Corp.:
7.125% 4/1/17	10,000	9,900
7.735% 4/1/15 (h)	20,000	19,600
		29,500
Machinery - 0.0%
RBS Global, Inc. / Rexnord Corp. 9.5% 8/1/14	20,000	20,800
Marine - 0.0%
Navios Maritime Holdings, Inc. 9.5% 12/15/14	30,000	31,125
Road & Rail - 0.0%
Avis Budget Car Rental LLC/Avis Budget Finance, Inc.:
7.625% 5/15/14	20,000	19,500
8.0575% 5/15/14 (h)	10,000	9,625
Hertz Corp.:
8.875% 1/1/14	35,000	36,050
10.5% 1/1/16	15,000	16,200
		81,375
Trading Companies & Distributors - 0.0%
Ashtead Capital, Inc. 9% 8/15/16 (g)	20,000	19,700
Penhall International Corp. 12% 8/1/14 (g)	20,000	20,300
VWR Funding, Inc. 10.25% 7/15/15 (g)	40,000	38,800
		78,800
TOTAL INDUSTRIALS		765,087

	Principal Amount	Value
INFORMATION TECHNOLOGY - 0.1%
Communications Equipment - 0.0%
Nortel Networks Corp.:
9.61% 7/15/11 (g)(h)	$ 30,000	$ 29,925
10.75% 7/15/16 (g)	35,000	36,663
		66,588
Electronic Equipment & Instruments - 0.0%
Solectron Global Finance Ltd. 8% 3/15/16	10,000	11,100
IT Services - 0.0%
Iron Mountain, Inc.:
6.625% 1/1/16	15,000	13,950
8.625% 4/1/13	10,000	10,125
SunGard Data Systems, Inc. 9.125% 8/15/13	50,000	52,000
		76,075
Office Electronics - 0.0%
Xerox Capital Trust I 8% 2/1/27	70,000	69,650
Semiconductors & Semiconductor Equipment - 0.1%
Amkor Technology, Inc. 9.25% 6/1/16	30,000	30,150
Avago Technologies Finance Ltd. 10.125% 12/1/13	40,000	43,000
Freescale Semiconductor, Inc.:
8.875% 12/15/14	30,000	28,989
9.125% 12/15/14 pay-in-kind	55,000	50,738
9.5694% 12/15/14 (h)	40,000	37,552
10.125% 12/15/16	15,000	13,950
		204,379
Software - 0.0%
Activant Solutions, Inc. 9.5% 5/1/16	20,000	17,600
Open Solutions, Inc. 9.75% 2/1/15 (g)	70,000	67,200
Serena Software, Inc. 10.375% 3/15/16	30,000	30,825
		115,625
TOTAL INFORMATION TECHNOLOGY		543,417
MATERIALS - 0.1%
Chemicals - 0.1%
Georgia Gulf Corp.:
9.5% 10/15/14	55,000	49,500
10.75% 10/15/16	20,000	17,600
Lyondell Chemical Co.:
6.875% 6/15/17	20,000	21,800
8.25% 9/15/16	20,000	22,475
Momentive Performance Materials, Inc. 9.75% 12/1/14 (g)	60,000	59,100
Phibro Animal Health Corp. 10% 8/1/13 (g)	20,000	20,300
Corporate Bonds - continued
	Principal Amount	Value
Nonconvertible Bonds - continued
MATERIALS - continued
Chemicals - continued
PolyOne Corp. 8.875% 5/1/12	$ 35,000	$ 35,788
Sterling Chemicals, Inc. 10.25% 4/1/15 (g)	20,000	20,500
		247,063
Containers & Packaging - 0.0%
Berry Plastics Holding Corp. 8.875% 9/15/14	10,000	10,300
Owens-Brockway Glass Container, Inc. 8.75% 11/15/12	25,000	26,094
Smurfit-Stone Container Enterprises, Inc. 8% 3/15/17	35,000	34,213
		70,607
Metals & Mining - 0.0%
FMG Finance Property Ltd.:
10% 9/1/13 (g)	20,000	21,850
10.625% 9/1/16 (g)	30,000	35,325
Freeport-McMoRan Copper & Gold, Inc.:
8.25% 4/1/15	30,000	32,325
8.375% 4/1/17	35,000	38,063
Novelis, Inc. 7.25% 2/15/15	20,000	19,400
PNA Group, Inc. 10.75% 9/1/16	10,000	10,200
		157,163
Paper & Forest Products - 0.0%
Georgia-Pacific Corp.:
7% 1/15/15 (g)	25,000	24,250
8.125% 5/15/11	120,000	121,500
		145,750
TOTAL MATERIALS		620,583
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.1%
Intelsat Bermuda Ltd. 8.886% 1/15/15 (h)	30,000	30,450
Intelsat Ltd. 9.25% 6/15/16	80,000	82,800
Level 3 Financing, Inc.:
8.75% 2/15/17	20,000	19,300
9.15% 2/15/15 (h)	20,000	19,100
9.25% 11/1/14	90,000	88,875
PAETEC Holding Corp. 9.5% 7/15/15 (g)	10,000	10,100
Qwest Corp.:
8.875% 3/15/12	45,000	49,106
8.9444% 6/15/13 (h)	90,000	96,525

	Principal Amount	Value
Telecom Italia Capital SA 7.2% 7/18/36	$ 25,000	$ 26,456
Wind Acquisition Finance SA 10.75% 12/1/15 (g)	20,000	22,000
Windstream Corp.:
7% 3/15/19	10,000	9,700
8.125% 8/1/13	15,000	15,900
8.625% 8/1/16	40,000	42,800
		513,112
Wireless Telecommunication Services - 0.0%
Centennial Cellular Operating Co./Centennial Communications Corp. 10.125% 6/15/13	20,000	21,200
Centennial Communications Corp. 10% 1/1/13	20,000	21,050
Cricket Communications, Inc. 9.375% 11/1/14	25,000	25,500
Digicel Group Ltd. 8.875% 1/15/15 (g)	100,000	93,500
DirecTV Holdings LLC/DirecTV Financing, Inc. 6.375% 6/15/15	40,000	38,000
MetroPCS Wireless, Inc. 9.25% 11/1/14 (g)	20,000	20,350
		219,600
TOTAL TELECOMMUNICATION SERVICES		732,712
UTILITIES - 0.1%
Electric Utilities - 0.0%
Edison Mission Energy 7.2% 5/15/19 (g)	60,000	58,800
Mirant Americas Generation LLC 8.3% 5/1/11	50,000	50,375
Reliant Energy, Inc. 7.875% 6/15/17	110,000	110,000
		219,175
Independent Power Producers & Energy Traders - 0.1%
AES Corp.:
8.75% 5/15/13 (g)	115,000	120,319
9.5% 6/1/09	59,000	60,770
Mirant North America LLC 7.375% 12/31/13	20,000	20,250
NRG Energy, Inc.:
7.25% 2/1/14	50,000	50,125
7.375% 2/1/16	65,000	65,244
		316,708
TOTAL UTILITIES		535,883
TOTAL NONCONVERTIBLE BONDS		6,482,303
TOTAL CORPORATE BONDS (Cost $7,634,544)		7,645,445
U.S. Treasury Obligations - 0.0%
	Principal Amount	Value
U.S. Treasury Bonds 6.25% 5/15/30 (Cost $82,821)	$ 70,000	$ 83,213
Floating Rate Loans - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Media - 0.0%
Charter Communications Operating LLC Tranche B 1LN, term loan 7.13% 3/6/14 (h)	30,000	29,025
Univision Communications, Inc.:
Tranche 1LN, term loan 7.61% 9/29/14 (h)	56,376	53,275
Tranche DD 1LN, term loan 9/29/14 (j)	3,624	3,425
		85,725
Multiline Retail - 0.0%
Neiman Marcus Group, Inc. term loan 7.4481% 4/6/13 (h)	30,000	29,550
TOTAL CONSUMER DISCRETIONARY		115,275
INFORMATION TECHNOLOGY - 0.0%
IT Services - 0.0%
First Data Corp. Tranche B1, term loan 7.96% 9/24/14 (h)	60,000	57,675
TELECOMMUNICATION SERVICES - 0.0%
Diversified Telecommunication Services - 0.0%
Level 3 Communications, Inc. term loan 7.61% 3/13/14 (h)	20,000	19,625
Wireless Telecommunication Services - 0.0%
MetroPCS Wireless, Inc. Tranche B, term loan 7.5789% 11/3/13 (h)	10,000	9,850
TOTAL TELECOMMUNICATION SERVICES		29,475
TOTAL FLOATING RATE LOANS (Cost $202,773)		202,425
Fixed-Income Funds - 30.2%
	Shares
Fidelity VIP Investment Grade Central Fund (i) (Cost $180,685,795)	1,752,929	178,658,478
Money Market Funds - 4.4%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b)	22,671,992	$ 22,671,992
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	3,496,275	3,496,275
TOTAL MONEY MARKET FUNDS (Cost $26,168,267)		26,168,267
TOTAL INVESTMENT PORTFOLIO - 100.5% (Cost $530,799,628)	594,428,080
NET OTHER ASSETS - (0.5)%	(3,204,777)
NET ASSETS - 100%	$ 591,223,303
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security initially issued in zero coupon form which converts to coupon form at a specified rate and date. The rate shown is the rate at period end.
(e) Security initially issued at one coupon which converts to a higher coupon at a specified date. The rate shown is the rate at period end.
(f) Security or a portion of the security is on loan at period end.

(g) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $3,328,497 or 0.6% of net assets.

(h) The coupon rate shown on floating or adjustable rate securities represents the rate at period end.

(i) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. A complete schedule of portfolio holdings for each Fidelity Central Fund is filed with the SEC for the first and third quarters of each fiscal year on Form N-Q and is available upon request or at the SEC's web site at www.sec.gov. A holdings listing for the Fund, which presents direct holdings as well as the pro rata share of securities and other investments held indirectly through its investment in underlying non-money market Fidelity Central Funds, is available at advisor.fidelity.com. In addition, each Fidelity Central Fund's financial statements are available on the SEC's web site or upon request.

(j) Position represents an unfunded loan commitment. At period end, the total principal amount and market value of unfunded commitments totaled $3,624 and $3,425, respectively. The coupon rate will be determined at time of settlement.

(k) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 749,730
Fidelity Securities Lending Cash Central Fund	22,636
Fidelity VIP Investment Grade Central Fund	6,136,206
Total	$ 6,908,572
Additional information regarding the Fund's fiscal year to date purchases and sales, including the ownership percentage, of the non Money Market Central Funds is as follows:
Fund	Value, beginning of period	Purchases	Sales Proceeds	Value, end of period	% ownership, end of period
Fidelity VIP Investment Grade Central Fund	$ 126,409,386	$ 53,866,539	$ 0	$ 178,658,478	5.3%
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $527,549,475. Net unrealized appreciation aggregated $66,878,605, of which $81,165,345 related to appreciated investment securities and $14,286,740 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Dynamic Capital Appreciation Portfolio

September 30, 2007

1.808777.103

VIPDCA-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.1%
	Shares	Value
CONSUMER DISCRETIONARY - 16.4%
Automobiles - 3.4%
Fiat SpA	32,626	$ 984,462
Ford Motor Co.	87,300	741,177
General Motors Corp.	33,400	1,225,780
Renault SA	5,100	739,042
		3,690,461
Hotels, Restaurants & Leisure - 3.1%
Accor SA	24,600	2,184,056
Orient Express Hotels Ltd. Class A	13,200	676,764
Paddy Power PLC (Ireland)	10,300	361,320
Six Flags, Inc. (a)	40,400	139,784
		3,361,924
Household Durables - 0.4%
Whirlpool Corp.	5,094	453,875
Media - 5.1%
Mediacom Communications Corp. Class A (a)	33,449	235,815
The Walt Disney Co.	154,800	5,323,572
		5,559,387
Multiline Retail - 0.8%
Saks, Inc.	50,700	869,505
Specialty Retail - 2.5%
Abercrombie & Fitch Co. Class A	17,200	1,388,040
bebe Stores, Inc.	25,500	373,065
Guess?, Inc.	21,200	1,039,436
		2,800,541
Textiles, Apparel & Luxury Goods - 1.1%
Deckers Outdoor Corp. (a)	11,200	1,229,760
TOTAL CONSUMER DISCRETIONARY		17,965,453
CONSUMER STAPLES - 1.0%
Beverages - 0.1%
Remy Cointreau SA	1,500	108,661
Tobacco - 0.9%
Altria Group, Inc.	7,500	521,475
Reynolds American, Inc.	8,100	515,079
		1,036,554
TOTAL CONSUMER STAPLES		1,145,215
ENERGY - 7.0%
Energy Equipment & Services - 2.0%
National Oilwell Varco, Inc. (a)	4,600	664,700
Schlumberger Ltd. (NY Shares)	14,200	1,491,000
		2,155,700
Oil, Gas & Consumable Fuels - 5.0%
Cameco Corp.	16,300	751,980
ConocoPhillips	14,600	1,281,442
Frontier Oil Corp.	18,300	762,012

	Shares	Value
Marathon Oil Corp.	17,700	$ 1,009,254
Sunoco, Inc.	5,100	360,978
Williams Companies, Inc.	12,900	439,374
XTO Energy, Inc.	14,600	902,864
		5,507,904
TOTAL ENERGY		7,663,604
FINANCIALS - 7.0%
Capital Markets - 3.8%
Janus Capital Group, Inc.	26,700	755,076
Jefferies Group, Inc.	27,201	757,004
Man Group plc	103,530	1,172,580
MF Global Ltd.	25,598	742,342
T. Rowe Price Group, Inc.	13,700	762,953
		4,189,955
Real Estate Management & Development - 3.2%
CB Richard Ellis Group, Inc. Class A (a)	94,892	2,641,793
Jones Lang LaSalle, Inc.	8,000	822,080
		3,463,873
TOTAL FINANCIALS		7,653,828
HEALTH CARE - 8.1%
Biotechnology - 4.9%
Biogen Idec, Inc. (a)	80,651	5,349,581
Health Care Providers & Services - 0.8%
VCA Antech, Inc. (a)	21,100	880,925
Life Sciences Tools & Services - 0.2%
Techne Corp. (a)	3,837	242,038
Pharmaceuticals - 2.2%
Elan Corp. PLC sponsored ADR (a)	113,745	2,393,195
TOTAL HEALTH CARE		8,865,739
INDUSTRIALS - 27.8%
Aerospace & Defense - 2.0%
Precision Castparts Corp.	5,100	754,698
Raytheon Co.	11,029	703,871
Spirit AeroSystems Holdings, Inc. Class A	18,100	704,814
		2,163,383
Airlines - 9.1%
AMR Corp. (a)	176,200	3,927,498
Continental Airlines, Inc. Class B (a)	70,400	2,325,312
Ryanair Holdings PLC sponsored ADR (a)	24,700	1,025,297
UAL Corp. (a)	33,281	1,548,565
US Airways Group, Inc. (a)	46,100	1,210,125
		10,036,797
Commercial Services & Supplies - 0.9%
Stericycle, Inc. (a)	17,584	1,005,101
Electrical Equipment - 6.8%
ABB Ltd. sponsored ADR	66,900	1,754,787
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Alstom SA	23,700	$ 4,818,324
Schneider Electric SA	6,705	847,134
		7,420,245
Machinery - 2.9%
Cummins, Inc.	10,683	1,366,249
Deere & Co.	9,060	1,344,685
Invensys PLC (a)	75,300	478,041
		3,188,975
Road & Rail - 6.1%
Burlington Northern Santa Fe Corp.	23,750	1,927,788
CSX Corp.	13,700	585,401
Hertz Global Holdings, Inc.	69,926	1,588,719
Norfolk Southern Corp.	24,742	1,284,357
Union Pacific Corp.	11,300	1,277,578
		6,663,843
TOTAL INDUSTRIALS		30,478,344
INFORMATION TECHNOLOGY - 8.5%
Communications Equipment - 2.8%
Cisco Systems, Inc. (a)	70,917	2,348,062
Harris Corp.	13,300	768,607
		3,116,669
Computers & Peripherals - 1.6%
Apple, Inc. (a)	9,100	1,397,214
Diebold, Inc.	8,806	399,969
		1,797,183
Internet Software & Services - 1.9%
Akamai Technologies, Inc. (a)	17,700	508,521
DealerTrack Holdings, Inc. (a)	24,042	1,006,879
Equinix, Inc. (a)	5,996	531,785
		2,047,185
Semiconductors & Semiconductor Equipment - 1.5%
Infineon Technologies AG sponsored ADR (a)	49,300	846,974
Micron Technology, Inc. (a)	66,800	741,480
		1,588,454
Software - 0.7%
Business Objects SA sponsored ADR (a)	16,803	753,951
TOTAL INFORMATION TECHNOLOGY		9,303,442
MATERIALS - 9.8%
Chemicals - 6.8%
Airgas, Inc.	11,151	575,726
Ecolab, Inc.	8,000	377,600
Monsanto Co.	64,021	5,489,160
Syngenta AG sponsored ADR	23,500	1,018,255
		7,460,741

	Shares	Value
Metals & Mining - 3.0%
Allegheny Technologies, Inc.	8,710	$ 957,665
BHP Billiton Ltd. sponsored ADR	9,200	723,120
Freeport-McMoRan Copper & Gold, Inc. Class B	11,103	1,164,594
Titanium Metals Corp. (a)	13,447	451,281
		3,296,660
TOTAL MATERIALS		10,757,401
TELECOMMUNICATION SERVICES - 11.4%
Diversified Telecommunication Services - 6.3%
AT&T, Inc.	42,700	1,806,637
Cbeyond, Inc. (a)	9,718	396,397
Qwest Communications International, Inc. (a)	377,200	3,455,152
Verizon Communications, Inc.	28,500	1,261,980
		6,920,166
Wireless Telecommunication Services - 5.1%
American Tower Corp. Class A (a)	57,000	2,481,780
Centennial Communications Corp. Class A (a)	39,518	399,922
Leap Wireless International, Inc. (a)	7,564	615,483
MetroPCS Communications, Inc.	27,400	747,472
NII Holdings, Inc. (a)	16,002	1,314,564
		5,559,221
TOTAL TELECOMMUNICATION SERVICES		12,479,387
UTILITIES - 2.1%
Gas Utilities - 0.5%
Questar Corp.	11,400	598,842
Independent Power Producers & Energy Traders - 1.6%
EDF Energies Nouvelles SA	12,037	956,764
International Power PLC	84,900	789,146
		1,745,910
TOTAL UTILITIES		2,344,752
TOTAL COMMON STOCKS (Cost $87,139,300)		108,657,165
Nonconvertible Bonds - 0.1%
	Principal Amount
INDUSTRIALS - 0.1%
Airlines - 0.1%
Delta Air Lines, Inc.:
7.7% 12/15/49 (a)	$ 200,000	10,500
7.9% 12/15/09 (a)	60,000	3,600
8.3% 12/15/29 (a)	610,000	36,600
9% 5/15/16 (a)	70,000	3,675
9.75% 5/15/21 (a)	40,000	2,100
Nonconvertible Bonds - continued
	Principal Amount	Value
INDUSTRIALS - continued
Airlines - continued
Delta Air Lines, Inc.: - continued
10% 8/15/08 (a)	$ 110,000	$ 6,600
10.375% 2/1/11 (a)	60,000	3,150
		66,225
TOTAL NONCONVERTIBLE BONDS (Cost $33,584)		66,225
Money Market Funds - 1.6%
Shares
Fidelity Cash Central Fund, 5.12% (b) (Cost $1,716,516)	1,716,516	1,716,516
TOTAL INVESTMENT PORTFOLIO - 100.8% (Cost $88,889,400)	110,439,906
NET OTHER ASSETS - (0.8)%	(825,856)
NET ASSETS - 100%	$ 109,614,050
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 104,692
Fidelity Securities Lending Cash Central Fund	11,403
Total	$ 116,095
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $88,996,799. Net unrealized appreciation aggregated $21,443,107, of which $23,877,301 related to appreciated investment securities and $2,434,194 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth & Income Portfolio

September 30, 2007

1.808773.103

VIPGI-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.6%
	Shares	Value
CONSUMER DISCRETIONARY - 6.6%
Automobiles - 0.5%
General Motors Corp. (d)	183,600	$ 6,738,120
Hotels, Restaurants & Leisure - 0.5%
Jamba, Inc. (a)(d)	404,350	2,842,581
Starbucks Corp. (a)	185,750	4,866,650
		7,709,231
Household Durables - 0.9%
D.R. Horton, Inc.	214,300	2,745,183
Koninklijke Philips Electronics NV (NY Shares)	56,200	2,525,628
Toll Brothers, Inc. (a)	223,400	4,465,766
Whirlpool Corp.	50,600	4,508,460
		14,245,037
Media - 1.3%
E.W. Scripps Co. Class A	57,900	2,431,800
News Corp. Class B	401,700	9,395,763
Time Warner, Inc.	476,000	8,739,360
		20,566,923
Multiline Retail - 1.8%
JCPenney Co., Inc.	73,500	4,657,695
Nordstrom, Inc. (d)	76,000	3,563,640
Sears Holdings Corp. (a)(d)	38,900	4,948,080
Target Corp.	231,000	14,684,670
		27,854,085
Specialty Retail - 1.6%
Best Buy Co., Inc.	69,000	3,175,380
Lowe's Companies, Inc.	313,700	8,789,874
PETsMART, Inc.	108,500	3,461,150
Staples, Inc.	189,302	4,068,100
Tiffany & Co., Inc.	95,300	4,988,955
		24,483,459
TOTAL CONSUMER DISCRETIONARY		101,596,855
CONSUMER STAPLES - 6.5%
Beverages - 0.6%
Molson Coors Brewing Co. Class B	53,000	5,282,510
PepsiCo, Inc.	65,000	4,761,900
		10,044,410
Food & Staples Retailing - 0.9%
CVS Caremark Corp.	272,400	10,795,212
Wal-Mart Stores, Inc.	84,816	3,702,218
		14,497,430
Food Products - 1.3%
Kraft Foods, Inc. Class A	202,300	6,981,373
Nestle SA sponsored ADR	116,400	13,025,160
		20,006,533

	Shares	Value
Household Products - 2.7%
Colgate-Palmolive Co.	95,200	$ 6,789,664
Procter & Gamble Co.	498,100	35,036,354
		41,826,018
Tobacco - 1.0%
Altria Group, Inc.	214,760	14,932,263
TOTAL CONSUMER STAPLES		101,306,654
ENERGY - 11.4%
Energy Equipment & Services - 5.1%
Baker Hughes, Inc.	90,000	8,133,300
Cameron International Corp. (a)	234,900	21,678,921
Diamond Offshore Drilling, Inc.	19,300	2,186,497
Halliburton Co.	31,193	1,197,811
Nabors Industries Ltd. (a)	93,800	2,886,226
Schlumberger Ltd. (NY Shares)	260,300	27,331,500
Smith International, Inc.	229,776	16,406,006
		79,820,261
Oil, Gas & Consumable Fuels - 6.3%
Chesapeake Energy Corp.	130,300	4,594,378
Devon Energy Corp.	70,600	5,873,920
EOG Resources, Inc.	62,000	4,484,460
Exxon Mobil Corp.	591,164	54,718,140
Peabody Energy Corp.	123,700	5,921,519
Petroplus Holdings AG	30,202	2,664,386
Plains Exploration & Production Co. (a)	148,700	6,575,514
Ultra Petroleum Corp. (a)	64,290	3,988,552
Valero Energy Corp.	131,300	8,820,734
		97,641,603
TOTAL ENERGY		177,461,864
FINANCIALS - 20.6%
Capital Markets - 5.5%
Ameriprise Financial, Inc.	105,500	6,658,105
Bank New York Mellon Corp.	199,446	8,803,546
Charles Schwab Corp.	404,480	8,736,768
Franklin Resources, Inc.	37,900	4,832,250
Goldman Sachs Group, Inc.	71,100	15,410,214
Janus Capital Group, Inc.	140,117	3,962,509
Lehman Brothers Holdings, Inc.	65,600	4,049,488
State Street Corp.	370,877	25,278,976
T. Rowe Price Group, Inc.	127,900	7,122,751
		84,854,607
Commercial Banks - 1.0%
Commerce Bancorp, Inc.	109,500	4,246,410
PNC Financial Services Group, Inc.	31,900	2,172,390
Standard Chartered PLC (United Kingdom)	149,257	4,886,674
U.S. Bancorp, Delaware	31,700	1,031,201
Wells Fargo & Co.	82,690	2,945,418
		15,282,093
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Consumer Finance - 0.8%
American Express Co.	143,000	$ 8,489,910
Capital One Financial Corp.	52,500	3,487,575
		11,977,485
Diversified Financial Services - 3.4%
Bank of America Corp.	380,820	19,143,821
Citigroup, Inc.	588,300	27,455,961
Deutsche Boerse AG	17,500	2,383,203
Moody's Corp.	73,500	3,704,400
		52,687,385
Insurance - 8.9%
ACE Ltd.	191,400	11,593,098
AFLAC, Inc.	116,900	6,667,976
American International Group, Inc.	782,464	52,933,690
Berkshire Hathaway, Inc. Class A (a)	123	14,576,730
Everest Re Group Ltd.	56,600	6,239,584
Fidelity National Financial, Inc. Class A	201,300	3,518,724
Hartford Financial Services Group, Inc.	142,300	13,169,865
Lincoln National Corp.	68,700	4,532,139
National Financial Partners Corp.	95,000	5,033,100
Prudential Financial, Inc.	141,000	13,758,780
W.R. Berkley Corp.	228,900	6,782,307
		138,805,993
Real Estate Investment Trusts - 0.4%
Annaly Capital Management, Inc.	410,000	6,531,300
Real Estate Management & Development - 0.1%
Move, Inc. (a)	393,600	1,086,336
Thrifts & Mortgage Finance - 0.5%
Hudson City Bancorp, Inc.	556,000	8,551,280
TOTAL FINANCIALS		319,776,479
HEALTH CARE - 12.1%
Biotechnology - 2.2%
Amgen, Inc. (a)	89,910	5,086,209
Biogen Idec, Inc. (a)	77,030	5,109,400
Celgene Corp. (a)	40,300	2,873,793
Cephalon, Inc. (a)	54,600	3,989,076
Genentech, Inc. (a)	77,600	6,054,352
Gilead Sciences, Inc. (a)	154,100	6,298,067
PDL BioPharma, Inc. (a)(d)	219,200	4,736,912
		34,147,809
Health Care Equipment & Supplies - 3.9%
Alcon, Inc.	30,000	4,317,600
Baxter International, Inc.	93,800	5,279,064
Becton, Dickinson & Co.	104,200	8,549,610
C.R. Bard, Inc.	82,500	7,275,675
Cooper Companies, Inc.	68,568	3,594,335
Covidien Ltd. (a)	134,300	5,573,450
DJO, Inc. (a)	147,600	7,247,160
Medtronic, Inc.	212,300	11,975,843

	Shares	Value
Mindray Medical International Ltd. sponsored ADR (d)	61,700	$ 2,650,015
St. Jude Medical, Inc. (a)	110,270	4,859,599
		61,322,351
Health Care Providers & Services - 1.6%
Brookdale Senior Living, Inc.	60,100	2,392,581
Health Net, Inc. (a)	52,100	2,816,005
Henry Schein, Inc. (a)	163,105	9,923,308
I-trax, Inc. (a)	230,600	876,280
Medco Health Solutions, Inc. (a)	65,400	5,911,506
UnitedHealth Group, Inc.	66,200	3,206,066
		25,125,746
Life Sciences Tools & Services - 0.5%
Affymetrix, Inc. (a)	95,600	2,425,372
Millipore Corp. (a)	68,000	5,154,400
		7,579,772
Pharmaceuticals - 3.9%
Allergan, Inc.	88,300	5,692,701
Johnson & Johnson	175,000	11,497,500
Merck & Co., Inc.	387,100	20,009,199
Pfizer, Inc.	165,800	4,050,494
Roche Holding AG (participation certificate)	35,389	6,391,253
Schering-Plough Corp.	244,900	7,746,187
Wyeth	106,000	4,722,300
		60,109,634
TOTAL HEALTH CARE		188,285,312
INDUSTRIALS - 13.0%
Aerospace & Defense - 3.6%
General Dynamics Corp.	187,600	15,846,572
Hexcel Corp. (a)	142,300	3,231,633
Honeywell International, Inc.	102,100	6,071,887
Lockheed Martin Corp.	52,500	5,695,725
United Technologies Corp.	313,400	25,222,432
		56,068,249
Air Freight & Logistics - 0.6%
C.H. Robinson Worldwide, Inc.	69,000	3,746,010
FedEx Corp.	12,200	1,277,950
Panalpina Welttransport Holding AG	10,850	1,808,100
United Parcel Service, Inc. Class B	33,500	2,515,850
		9,347,910
Airlines - 0.3%
AMR Corp. (a)	66,100	1,473,369
UAL Corp. (a)	73,000	3,396,690
		4,870,059
Electrical Equipment - 1.2%
Alstom SA	18,200	3,700,148
Evergreen Solar, Inc. (a)	308,600	2,755,798
Gamesa Corporacion Tecnologica, SA	58,100	2,373,670
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Suntech Power Holdings Co. Ltd. sponsored ADR (a)	106,300	$ 4,241,370
Vestas Wind Systems AS (a)	69,800	5,514,303
		18,585,289
Industrial Conglomerates - 5.6%
3M Co.	114,900	10,752,342
General Electric Co.	1,351,700	55,960,379
McDermott International, Inc. (a)	287,000	15,520,960
Siemens AG sponsored ADR	33,300	4,570,425
		86,804,106
Machinery - 1.0%
Danaher Corp.	92,200	7,625,862
Eaton Corp.	68,000	6,734,720
		14,360,582
Road & Rail - 0.7%
Landstar System, Inc.	101,400	4,255,758
Union Pacific Corp.	58,500	6,614,010
		10,869,768
TOTAL INDUSTRIALS		200,905,963
INFORMATION TECHNOLOGY - 20.8%
Communications Equipment - 4.9%
Cisco Systems, Inc. (a)	1,182,600	39,155,886
Comverse Technology, Inc. (a)	234,065	4,634,487
Corning, Inc.	255,400	6,295,610
Harris Corp.	119,600	6,911,684
Juniper Networks, Inc. (a)	183,300	6,710,613
Motorola, Inc.	102,400	1,897,472
QUALCOMM, Inc.	114,200	4,826,092
Research In Motion Ltd. (a)	53,400	5,262,570
		75,694,414
Computers & Peripherals - 2.7%
Apple, Inc. (a)	90,173	13,845,162
EMC Corp. (a)	161,800	3,365,440
Hewlett-Packard Co.	364,500	18,148,455
SanDisk Corp. (a)	57,825	3,186,158
Sun Microsystems, Inc. (a)	594,300	3,334,023
		41,879,238
Electronic Equipment & Instruments - 0.3%
Agilent Technologies, Inc. (a)	130,314	4,805,980
Internet Software & Services - 2.7%
CMGI, Inc. (a)	883,300	1,201,288
eBay, Inc. (a)	278,131	10,852,672
Google, Inc. Class A (sub. vtg.) (a)	48,294	27,395,737
Yahoo!, Inc. (a)	102,800	2,759,152
		42,208,849

	Shares	Value
IT Services - 0.6%
Patni Computer Systems Ltd. sponsored ADR	33,300	$ 777,555
Paychex, Inc.	139,500	5,719,500
The Western Union Co.	174,800	3,665,556
		10,162,611
Office Electronics - 0.2%
Canon, Inc.	46,300	2,513,627
Semiconductors & Semiconductor Equipment - 4.8%
Advanced Micro Devices, Inc. (a)	375,200	4,952,640
Applied Materials, Inc.	483,700	10,012,590
ARM Holdings PLC sponsored ADR	205,000	1,929,050
Broadcom Corp. Class A (a)	201,500	7,342,660
Fairchild Semiconductor International, Inc. (a)	215,000	4,016,200
FormFactor, Inc. (a)	104,088	4,618,385
Infineon Technologies AG sponsored ADR (a)	345,600	5,937,408
Intel Corp.	556,200	14,383,332
Intersil Corp. Class A	47,312	1,581,640
Lam Research Corp. (a)	28,200	1,501,932
Marvell Technology Group Ltd. (a)	130,583	2,137,644
Maxim Integrated Products, Inc.	196,300	5,761,405
Microchip Technology, Inc.	59,400	2,157,408
Micron Technology, Inc. (a)(d)	221,900	2,463,090
National Semiconductor Corp.	141,900	3,848,328
Samsung Electronics Co. Ltd.	2,110	1,325,739
		73,969,451
Software - 4.6%
Adobe Systems, Inc. (a)	210,200	9,177,332
Cadence Design Systems, Inc. (a)	63,000	1,397,970
Cognos, Inc. (a)	113,000	4,692,891
Electronic Arts, Inc. (a)	86,400	4,837,536
Microsoft Corp.	1,266,900	37,322,874
Nintendo Co. Ltd.	5,300	2,749,640
Oracle Corp. (a)	393,500	8,519,275
Quest Software, Inc. (a)	124,300	2,132,988
		70,830,506
TOTAL INFORMATION TECHNOLOGY		322,064,676
MATERIALS - 2.6%
Chemicals - 1.7%
Albemarle Corp.	22,700	1,003,340
Monsanto Co.	137,820	11,816,687
Praxair, Inc.	152,800	12,798,528
		25,618,555
Metals & Mining - 0.9%
Alcoa, Inc.	140,200	5,484,624
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Barrick Gold Corp.	104,900	$ 4,213,932
Titanium Metals Corp. (a)	139,560	4,683,634
		14,382,190
TOTAL MATERIALS		40,000,745
TELECOMMUNICATION SERVICES - 4.2%
Diversified Telecommunication Services - 3.4%
AT&T, Inc.	676,100	28,605,791
Level 3 Communications, Inc. (a)	1,034,800	4,811,820
Qwest Communications International, Inc. (a)	241,100	2,208,476
Verizon Communications, Inc.	372,900	16,512,012
		52,138,099
Wireless Telecommunication Services - 0.8%
American Tower Corp. Class A (a)	226,200	9,848,748
Sprint Nextel Corp.	168,300	3,197,700
		13,046,448
TOTAL TELECOMMUNICATION SERVICES		65,184,547
UTILITIES - 0.8%
Electric Utilities - 0.8%
Exelon Corp. (d)	169,800	12,796,128
TOTAL COMMON STOCKS (Cost $1,228,519,240)		1,529,379,223
Money Market Funds - 3.8%
	Shares	Value
Fidelity Cash Central Fund, 5.12% (b)	27,208,148	$ 27,208,148
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	32,166,358	32,166,358
TOTAL MONEY MARKET FUNDS (Cost $59,374,506)		59,374,506
TOTAL INVESTMENT PORTFOLIO - 102.4% (Cost $1,287,893,746)	1,588,753,729
NET OTHER ASSETS - (2.4)%	(37,030,054)
NET ASSETS - 100%	$ 1,551,723,675
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 1,354,249
Fidelity Securities Lending Cash Central Fund	136,946
Total	$ 1,491,195
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $1,291,698,749. Net unrealized appreciation aggregated $297,054,980, of which $323,527,371 related to appreciated investment securities and $26,472,391 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Growth Opportunities Portfolio

September 30, 2007

1.808783.103

VIPGRO-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.2%
	Shares	Value
CONSUMER DISCRETIONARY - 5.1%
Automobiles - 0.5%
General Motors Corp.	89,600	$ 3,288,320
Hotels, Restaurants & Leisure - 0.4%
Las Vegas Sands Corp. (a)(d)	22,000	2,935,240
Household Durables - 0.3%
Centex Corp.	17,900	475,603
D.R. Horton, Inc.	44,800	573,888
Hovnanian Enterprises, Inc. Class A (a)	44,800	496,832
KB Home	27,800	696,668
		2,242,991
Internet & Catalog Retail - 0.0%
B2W Companhia Global Do Varejo (a)	2,900	136,836
Media - 1.0%
The Walt Disney Co.	28,800	990,432
Time Warner, Inc.	296,800	5,449,248
		6,439,680
Multiline Retail - 0.8%
Sears Holdings Corp. (a)(d)	34,000	4,324,800
Target Corp.	10,000	635,700
		4,960,500
Specialty Retail - 1.4%
Gamestop Corp. Class A (a)	46,700	2,631,545
J. Crew Group, Inc. (a)	1,300	53,950
Zumiez, Inc. (a)(d)	142,607	6,327,473
		9,012,968
Textiles, Apparel & Luxury Goods - 0.7%
Coach, Inc. (a)	60,700	2,869,289
Lululemon Athletica, Inc.	1,600	67,248
Under Armour, Inc. Class A (sub. vtg.) (a)(d)	32,600	1,950,132
		4,886,669
TOTAL CONSUMER DISCRETIONARY		33,903,204
ENERGY - 17.6%
Energy Equipment & Services - 7.1%
Baker Hughes, Inc.	17,900	1,617,623
Diamond Offshore Drilling, Inc.	8,300	940,307
FMC Technologies, Inc. (a)	35,730	2,060,192
GlobalSantaFe Corp.	45,800	3,481,716
Grant Prideco, Inc. (a)	68,400	3,729,168
National Oilwell Varco, Inc. (a)	75,300	10,880,850
Pride International, Inc. (a)	83,500	3,051,925
Schlumberger Ltd. (NY Shares)	95,300	10,006,500
Tenaris SA sponsored ADR	17,900	941,898
Transocean, Inc. (a)	83,300	9,417,065
Weatherford International Ltd. (a)	16,500	1,108,470
		47,235,714
Oil, Gas & Consumable Fuels - 10.5%
Cabot Oil & Gas Corp.	15,600	548,496

	Shares	Value
Chesapeake Energy Corp.	120,958	$ 4,264,979
EOG Resources, Inc.	76,600	5,540,478
Frontier Oil Corp.	19,300	803,652
Goodrich Petroleum Corp. (a)(d)	16,200	513,540
Noble Energy, Inc.	15,700	1,099,628
Peabody Energy Corp.	89,901	4,303,561
Petroplus Holdings AG	17,403	1,535,273
Quicksilver Resources, Inc. (a)	16,200	762,210
Southwestern Energy Co. (a)	58,200	2,435,670
Ultra Petroleum Corp. (a)	202,500	12,563,100
Valero Energy Corp.	514,661	34,574,926
Williams Companies, Inc.	26,900	916,214
		69,861,727
TOTAL ENERGY		117,097,441
FINANCIALS - 13.8%
Capital Markets - 5.9%
Ashmore Group plc	1,436,500	8,524,371
EFG International	12,960	610,066
Fortress Investment Group LLC (d)	184,914	3,942,366
Goldman Sachs Group, Inc.	21,365	4,630,650
Greenhill & Co., Inc. (d)	70,900	4,328,445
Lazard Ltd. Class A	72,700	3,082,480
Lehman Brothers Holdings, Inc.	120,900	7,463,157
MF Global Ltd.	71,300	2,067,700
Morgan Stanley	13,100	825,300
T. Rowe Price Group, Inc.	8,700	484,503
The Blackstone Group LP	119,800	3,004,584
		38,963,622
Consumer Finance - 0.0%
American Express Co.	1,800	106,866
Diversified Financial Services - 7.3%
Apollo Global Management LLC (e)	212,000	5,300,000
CME Group, Inc.	43,851	25,755,885
Deutsche Boerse AG	10,400	1,416,303
JSE Ltd. (f)	150,509	1,748,097
Moody's Corp.	55,600	2,802,240
NETeller PLC (a)	154,148	242,878
Oaktree Capital Group LLC (a)(e)	300,000	11,025,000
		48,290,403
Insurance - 0.3%
American International Group, Inc.	30,800	2,083,620
Real Estate Management & Development - 0.1%
Country Garden Holdings Co. Ltd.	345,000	586,698
Thrifts & Mortgage Finance - 0.2%
Countrywide Financial Corp.	89,400	1,699,494
TOTAL FINANCIALS		91,730,703
HEALTH CARE - 5.6%
Biotechnology - 2.4%
Amylin Pharmaceuticals, Inc. (a)	13,529	676,450
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Biotechnology - continued
Celgene Corp. (a)	119,200	$ 8,500,152
Genentech, Inc. (a)	1,871	145,975
Gilead Sciences, Inc. (a)	114,600	4,683,702
NeurogesX, Inc.	121,500	1,066,770
Vertex Pharmaceuticals, Inc. (a)	18,000	691,380
		15,764,429
Health Care Equipment & Supplies - 0.4%
Alcon, Inc.	4,400	633,248
C.R. Bard, Inc.	10,000	881,900
Inverness Medical Innovations, Inc. (a)	18,700	1,034,484
		2,549,632
Health Care Providers & Services - 1.8%
Brookdale Senior Living, Inc.	23,400	931,554
UnitedHealth Group, Inc.	231,055	11,189,994
		12,121,548
Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc. (a)	62,400	1,686,672
Cerner Corp. (a)	20,100	1,202,181
		2,888,853
Life Sciences Tools & Services - 0.1%
Exelixis, Inc. (a)	79,000	836,610
Pharmaceuticals - 0.5%
Allergan, Inc.	47,900	3,088,113
TOTAL HEALTH CARE		37,249,185
INDUSTRIALS - 2.9%
Aerospace & Defense - 0.2%
The Boeing Co.	9,000	944,910
United Technologies Corp.	5,000	402,400
		1,347,310
Airlines - 0.7%
AirAsia Bhd (a)	408,600	219,439
AMR Corp. (a)	25,400	566,166
Delta Air Lines, Inc. (a)	101,453	1,821,081
Northwest Airlines Corp. (a)	62,500	1,112,500
US Airways Group, Inc. (a)	44,300	1,162,875
		4,882,061
Construction & Engineering - 1.4%
Fluor Corp.	63,600	9,157,128
Granite Construction, Inc.	4,200	222,684
		9,379,812
Electrical Equipment - 0.6%
ABB Ltd. sponsored ADR	123,600	3,242,028

	Shares	Value
Sunpower Corp. Class A (a)	500	$ 41,410
Suzlon Energy Ltd.	16,281	595,697
		3,879,135
TOTAL INDUSTRIALS		19,488,318
INFORMATION TECHNOLOGY - 45.1%
Communications Equipment - 7.6%
ADVA AG Optical Networking (a)	24,969	215,415
Ciena Corp. (a)	75,100	2,859,808
Cisco Systems, Inc. (a)	293,000	9,701,230
F5 Networks, Inc. (a)	29,400	1,093,386
Infinera Corp.	1,600	32,240
Juniper Networks, Inc. (a)	82,880	3,034,237
QUALCOMM, Inc.	130,600	5,519,156
Research In Motion Ltd. (a)	280,510	27,644,262
		50,099,734
Computers & Peripherals - 5.9%
Apple, Inc. (a)	135,700	20,835,378
Dell, Inc. (a)	94,900	2,619,240
EMC Corp. (a)	359,000	7,467,200
Hewlett-Packard Co.	152,320	7,584,013
SanDisk Corp. (a)	15,900	876,090
		39,381,921
Internet Software & Services - 15.1%
Akamai Technologies, Inc. (a)	49,100	1,410,643
eBay, Inc. (a)(d)	540,829	21,103,148
Google, Inc. Class A (sub. vtg.) (a)	137,290	77,880,496
NHN Corp.	468	108,313
		100,502,600
IT Services - 9.8%
Cognizant Technology Solutions Corp. Class A (a)	532,291	42,460,853
Genpact Ltd.	117,400	1,989,930
Mastercard, Inc. Class A (d)	100,850	14,922,775
Satyam Computer Services Ltd. sponsored ADR	229,000	5,928,810
		65,302,368
Semiconductors & Semiconductor Equipment - 0.8%
Marvell Technology Group Ltd. (a)	246,000	4,027,020
MEMC Electronic Materials, Inc. (a)	15,000	882,900
Xilinx, Inc.	10,700	279,698
		5,189,618
Software - 5.9%
BladeLogic, Inc.	500	12,820
Electronic Arts, Inc. (a)	111,400	6,237,286
Nintendo Co. Ltd.	58,400	30,297,921
Quality Systems, Inc.	40,037	1,466,555
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Software - continued
Salesforce.com, Inc. (a)	21,400	$ 1,098,248
VMware, Inc. Class A	1,700	144,500
		39,257,330
TOTAL INFORMATION TECHNOLOGY		299,733,571
MATERIALS - 2.1%
Chemicals - 0.3%
Monsanto Co.	23,000	1,972,020
Construction Materials - 0.1%
Vulcan Materials Co.	7,100	632,965
Metals & Mining - 1.7%
ArcelorMittal SA (NY Shares) Class A	78,800	6,174,768
BHP Billiton Ltd. sponsored ADR	9,000	707,400
Carpenter Technology Corp.	13,400	1,742,134
Central African Mining & Exploration Co. PLC (a)	7,800	4,190
Companhia Vale do Rio Doce sponsored ADR	9,000	305,370
Rautaruukki Oyj (K Shares)	8,800	533,199
Titanium Metals Corp. (a)	44,000	1,476,640
		10,943,701
TOTAL MATERIALS		13,548,686
TELECOMMUNICATION SERVICES - 6.9%
Diversified Telecommunication Services - 4.0%
AT&T, Inc.	624,249	26,411,975
Level 3 Communications, Inc. (a)	59,700	277,605
		26,689,580
Wireless Telecommunication Services - 2.9%
America Movil SAB de CV Series L sponsored ADR	128,000	8,192,000
American Tower Corp. Class A (a)	50,500	2,198,770
Bharti Airtel Ltd. (a)	149,642	3,602,508
China Mobile (Hong Kong) Ltd. sponsored ADR	8,400	689,136
MetroPCS Communications, Inc. (d)	26,600	725,648
NII Holdings, Inc. (a)	40,927	3,362,153
		18,770,215
TOTAL TELECOMMUNICATION SERVICES		45,459,795

	Shares	Value
UTILITIES - 0.1%
Independent Power Producers & Energy Traders - 0.1%
NRG Energy, Inc. (a)	17,800	$ 752,762
TOTAL COMMON STOCKS (Cost $491,900,963)		658,963,665
Money Market Funds - 5.0%

Fidelity Cash Central Fund, 5.12% (b)	6,698,187	6,698,187
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	26,644,565	26,644,565
TOTAL MONEY MARKET FUNDS (Cost $33,342,752)		33,342,752
TOTAL INVESTMENT PORTFOLIO - 104.2% (Cost $525,243,715)	692,306,417
NET OTHER ASSETS - (4.2)%	(28,151,409)
NET ASSETS - 100%	$ 664,155,008
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $16,325,000 or 2.5% of net assets.

(f) Security or a portion of the security purchased on a delayed delivery or when-issued basis.
Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 431,908
Fidelity Securities Lending Cash Central Fund	143,502
Total	$ 575,410
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $527,335,685. Net unrealized appreciation aggregated $164,970,732, of which $177,170,132 related to appreciated investment securities and $12,199,400 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Mid Cap Portfolio

September 30, 2007

1.808785.103

VIPMID-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 95.6%
	Shares	Value
CONSUMER DISCRETIONARY - 12.5%
Auto Components - 2.2%
Amerigon, Inc. (a)	456,503	$ 7,902,067
Automotive Axles Ltd.	30,748	416,718
BorgWarner, Inc.	100	9,153
Fuel Systems Solutions, Inc. (a)(d)	477,019	8,519,559
Gentex Corp. (d)(e)	7,733,662	165,809,713
Hawk Corp. Class A (a)	103,900	1,441,093
Hota Industrial Manufacturing Co. Ltd.	2,314,950	3,142,402
Jinheng Automotive Safety Technology Holdings Ltd.	450,000	92,618
Minth Group Ltd.	3,281,000	5,005,584
New Focus Auto Tech Holdings Ltd.	7,707,000	2,220,737
Toyoda Gosei Co. Ltd.	100	3,621
		194,563,265
Automobiles - 0.2%
Bajaj Auto Ltd.	100	6,400
Geely Automobile Holdings Ltd. (d)	60,255,200	7,208,441
Great Wall Motor Co. Ltd. (H Shares)	2,710,000	4,008,953
Harley-Davidson, Inc.	100	4,621
Hyundai Motor Co.	2,770	223,682
Hyundai Motor Co. GDR (f)	100	4,000
Monaco Coach Corp.	278,267	3,904,086
Renault SA	100	14,491
Thor Industries, Inc.	100	4,499
		15,379,173
Distributors - 0.3%
ABC-Mart, Inc.	1,227,100	26,648,225
Li & Fung Ltd.	2,200	9,339
		26,657,564
Diversified Consumer Services - 0.1%
Apollo Group, Inc. Class A (non-vtg.) (a)	43,000	2,586,450
Benesse Corp.	100	3,830
Bright Horizons Family Solutions, Inc. (a)	57	2,442
Capella Education Co.	57,300	3,203,643
New Oriental Education & Technology Group, Inc. sponsored ADR	100	6,656
Princeton Review, Inc. (a)	29	231
Raffles Education Corp. Ltd.	229,000	352,995
Regis Corp.	113,900	3,634,549
Service Corp. International	100	1,290
Strayer Education, Inc.	700	118,041
Universal Technical Institute, Inc. (a)	100	1,800
Weight Watchers International, Inc.	100	5,756
		9,917,683
Hotels, Restaurants & Leisure - 1.2%
AmRest Holdings NV (a)	100	4,611
Buffalo Wild Wings, Inc. (a)(d)	154,662	5,833,851
Chipotle Mexican Grill, Inc. Class A (a)	100	11,813
Einstein Noah Restaurant Group, Inc. (a)	5,400	101,250

	Shares	Value
FU JI Food & Catering Services Holdings Ltd.	1,000	$ 3,074
Fun Technologies, Inc. (a)	1,615,400	4,937,975
Home Inns & Hotels Management, Inc. ADR (d)	27,300	950,040
Indian Hotels Co. Ltd.	100	348
Jack in the Box, Inc. (a)	100	6,484
Jollibee Food Corp.	2,105,100	2,468,369
Krispy Kreme Doughnuts, Inc. (a)	276,500	1,106,000
Kyoritsu Maintenance Co. Ltd.	120	2,178
Minor International PCL (For. Reg.)	10	4
P.F. Chang's China Bistro, Inc. (a)	100	2,960
Panera Bread Co. Class A (a)	100	4,080
Peet's Coffee & Tea, Inc. (a)	100	2,791
Red Robin Gourmet Burgers, Inc. (a)	719	30,845
Ruby Tuesday, Inc.	542,452	9,948,570
Shanghai Jin Jiang International Hotels Group Co. Ltd. (H Shares)	2,000	983
Shangri-La Asia Ltd.	111	374
Sonic Corp. (a)	1,676,574	39,231,820
St. Marc Holdings Co. Ltd. (d)	482,100	18,547,150
Starwood Hotels & Resorts Worldwide, Inc.	308,200	18,723,150
TAJ GVK Hotels & Resorts Ltd.	297,699	1,059,136
The Cheesecake Factory, Inc. (a)	100	2,347
Yoshinoya D&C Co. Ltd.	1,994	3,228,166
Yum! Brands, Inc.	100	3,383
		106,211,752
Household Durables - 0.9%
Bassett Furniture Industries, Inc.	56,425	585,692
Corporacion Geo SA de CV Series B (a)	100	437
Cyrela Brazil Realty SA	1,200	16,072
Daito Trust Construction Co.	583,100	28,117,104
Fadesa Inmobiliaria SA (a)	100	4,118
Gafisa SA ADR (a)	1,000	33,740
Henry Boot PLC	347,370	1,617,083
La-Z-Boy, Inc.	100	738
Maisons France Confort	1,700	147,634
Makita Corp. sponsored ADR	100	4,347
Nihon Eslead Corp. (d)	262,700	3,477,820
PIK Group GDR (a)	100	2,790
Samson Holding Ltd.	100	28
Sekisui House Ltd.	618,000	7,762,287
Snap-On, Inc.	100	4,954
Taylor Wimpey PLC	139	784
Techtronic Industries Co. Ltd.	500	570
Tele Atlas NV (a)	10,300	299,631
The Stanley Works	658,951	36,986,920
Whirlpool Corp.	100	8,910
Woongjin Coway Co. Ltd.	48,980	1,608,314
		80,679,973
Internet & Catalog Retail - 1.5%
GSI Commerce, Inc. (a)	100	2,660
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Internet & Catalog Retail - continued
N Brown Group PLC	1,161,896	$ 6,466,881
Netflix, Inc. (a)	100	2,072
Priceline.com, Inc. (a)(d)	1,422,900	126,282,375
		132,753,988
Leisure Equipment & Products - 0.2%
Beneteau SA	500	14,167
Giant Manufacturing Co. Ltd.	3,870,000	10,055,952
Hasbro, Inc.	186,300	5,194,044
Li Ning Co. Ltd.	2,000	6,908
Mega Brands, Inc. (a)	100	1,697
Mizuno Corp.	124,000	692,906
Nidec Copal Corp.	100	1,138
SHIMANO, Inc.	100	3,499
		15,970,311
Media - 1.6%
Austar United Communications Ltd.	100	151
Balaji Telefilms Ltd.	100	661
Cinemax India Ltd.	478,887	1,697,115
Clear Media Ltd. (a)	243,000	268,824
CTC Media, Inc. (a)	100	2,196
cyber communications, Inc. (d)	6,000	2,303,073
Dish TV India Ltd. (a)	50	93
E.W. Scripps Co. Class A	100	4,200
Eros International plc (a)	924,450	8,559,743
Grupo Televisa SA de CV (CPO) sponsored ADR	100	2,417
Imagi International Holdings Ltd. (a)	2,000	432
Inox Leisure Ltd.	287,345	874,497
Lamar Advertising Co. Class A	100	4,897
Marvel Entertainment, Inc. (a)(d)	641,300	15,032,072
McGraw-Hill Companies, Inc.	9,600	488,736
News Corp. Class A	204	4,486
Omnicom Group, Inc.	2,160,696	103,907,871
PVR Ltd.	442,073	2,300,652
RRSat Global Communications Network Ltd.	150,700	3,692,150
Salem Communications Corp. Class A	61,696	493,568
Shringar Cinemas Ltd. (a)	580,000	900,126
Trader Classified Media NV:
(A Shares)	100	17
(NY Shares) Class A	76,800	13,039
Usen Corp.	100	633
ValueCommerce Co. Ltd. (a)(d)	820	219,114
Voyager Learning Co. (a)	40,500	333,315
Wire and Wireless India Ltd. (a)	44	50
Zee Entertainment Enterprises Ltd.	88	759
Zee News Ltd. (a)	39	63
		141,104,950
Multiline Retail - 0.5%
Don Quijote Co. Ltd.	300	6,202

	Shares	Value
Golden Eagle Retail Group Ltd. (H Shares)	1,000	$ 1,183
Intime Department Store Group Co. Ltd.	1,000	886
JCPenney Co., Inc.	100	6,337
Kohl's Corp. (a)	100	5,733
Lifestyle International Holdings Ltd.	4,657,000	13,119,407
Nordstrom, Inc.	625,421	29,325,991
Parkson Retail Group Ltd.	500	4,509
Ryohin Keikaku Co. Ltd.	56,300	3,239,124
Shopper's Stop Ltd.	100	1,349
		45,710,721
Specialty Retail - 1.6%
Asahi Co. Ltd.	200	2,968
Blacks Leisure Group PLC	100	560
Brown Shoe Co., Inc. (d)	476,385	9,241,869
Build-A-Bear Workshop, Inc. (a)(d)	88,800	1,577,088
Charming Shoppes, Inc. (a)	100	840
Chow Sang Sang Holdings International Ltd.	2,000	2,799
Cost Plus, Inc. (a)	100	402
DSG International PLC sponsored ADR	100	829
DSW, Inc. Class A (a)(d)	396,100	9,969,837
Esprit Holdings Ltd.	500	7,943
Fantastic Holdings Ltd.	110	391
Gamestop Corp. Class A (a)	722,600	40,718,510
Golfsmith International Holdings, Inc. (a)	250	1,750
GOME Electrical Appliances Holdings Ltd.	184,497	362,166
H&M Hennes & Mauritz AB (B Shares)	100	6,339
Inditex SA	367,200	24,746,622
JB Hi-Fi Ltd.	100	1,279
KOMERI Co. Ltd.	100	2,690
Lewis Group Ltd.	826,600	6,804,428
Nafco Co. Ltd.	1,300	32,135
Nitori Co. Ltd.	202,900	9,589,582
Otsuka Kagu Ltd.	27,600	648,620
Pendragon PLC	500	611
RONA, Inc. (a)	100	2,190
Ross Stores, Inc.	1,216,155	31,182,214
Sharper Image Corp. (a)	100	413
Staples, Inc.	100	2,149
Williams-Sonoma, Inc.	100	3,262
Xebio Co. Ltd.	100	2,437
Yamada Denki Co. Ltd.	135,890	13,448,249
		148,361,172
Textiles, Apparel & Luxury Goods - 2.2%
Asics Corp.	5,777,700	89,413,795
China Ting Group Holdings Ltd.	10,568,000	2,705,264
Columbia Sportswear Co.	300,476	16,619,328
Deckers Outdoor Corp. (a)	50,815	5,579,487
Folli Follie SA	80	3,263
G-III Apparel Group Ltd. (a)	100	1,969
Gitanjali Gems Ltd.	130,000	1,049,899
Common Stocks - continued
	Shares	Value
CONSUMER DISCRETIONARY - continued
Textiles, Apparel & Luxury Goods - continued
Liz Claiborne, Inc.	303,100	$ 10,405,423
Luen Thai Holdings Ltd.	1,000	136
Lululemon Athletica, Inc.	29,500	1,239,885
NIKE, Inc. Class B	200	11,732
Phoenix Footwear Group, Inc. (a)	2,100	6,615
Polo Ralph Lauren Corp. Class A	133,200	10,356,300
Ports Design Ltd.	500	1,733
Quiksilver, Inc. (a)	20,068	286,972
Skechers U.S.A., Inc. Class A (sub. vtg.) (a)	295,300	6,526,130
Stella International Holdings Ltd.	500	1,123
Steven Madden Ltd.	87,875	1,665,231
The Swatch Group AG (Bearer)	100	32,814
Under Armour, Inc. Class A (sub. vtg.) (a)	70	4,187
VF Corp.	510,700	41,239,025
Welspun India Ltd. (a)	100	169
Wolverine World Wide, Inc.	100	2,740
Yue Yuen Industrial Holdings Ltd.	3,349,300	10,017,073
		197,170,293
TOTAL CONSUMER DISCRETIONARY		1,114,480,845
CONSUMER STAPLES - 5.5%
Beverages - 0.6%
Boston Beer Co., Inc. Class A (a)	41,539	2,021,288
Brick Brewing Co. Ltd. (a)	100	176
C&C Group PLC	44,331	366,653
Companhia de Bebidas das Americas (AmBev):
(PN) sponsored ADR	100	7,313
sponsored ADR	20	1,416
Dynasty Fine Wines Group Ltd.	2,000	782
Fomento Economico Mexicano SA de CV sponsored ADR	74,700	2,793,780
Grupo Modelo SA de CV Series C	142,600	683,599
Heineken Holding NV (A Shares)	100	5,733
Jones Soda Co. (a)(d)	45,559	549,442
Molson Coors Brewing Co. Class B	476,900	47,532,623
PepsiCo, Inc.	100	7,326
Remy Cointreau SA	100	7,244
Tsingtao Brewery Co. Ltd. (H Shares)	3,000	10,921
Yantai Changyu Pioneer Wine Co. (B Shares)	130	841
		53,989,137
Food & Staples Retailing - 1.3%
Alimentation Couche-Tard, Inc. Class B (sub. vtg.)	100	2,049
Breadtalk Group Ltd.	1,000	353
Cosmos Pharmaceutical Corp.	100	1,587
CVS Caremark Corp.	1,115,600	44,211,228
Daikokutenbussan Co. Ltd.	79,000	581,722

	Shares	Value
Heng Tai Consumables Group Ltd. (a)	26,032,200	$ 4,185,860
Lianhua Supermarket Holdings Co. (H Shares)	356,000	594,413
Performance Food Group Co. (a)	1,027,583	30,961,076
Plant Co. Ltd.	127,000	358,151
Safeway, Inc.	781,268	25,867,783
Shinsegae Co. Ltd.	100	69,606
Shinsegae Food Co. Ltd.	100	9,310
Tsuruha Holdings, Inc.	96,000	3,208,634
Valor Co. Ltd.	712,200	7,723,921
Wal-Mart de Mexico SA de CV sponsored ADR (V Shares)	202	7,393
Whole Foods Market, Inc.	725	35,496
X5 Retail Group NV GDR (a)(f)	100	3,405
		117,821,987
Food Products - 2.1%
Barry Callebaut AG	85	62,537
Britannia Industries Ltd.	25,116	925,955
Campbell Soup Co.	100	3,700
CCL Products (India) Ltd.	103,953	744,656
Cermaq ASA	196,900	3,652,384
China Agri-Industries Holding Ltd.	2,000	1,369
China Foods Ltd.	4,000	2,542
China Huiyuan Juice Group Ltd.	500	678
China Mengniu Dairy Co. Ltd.	100	435
China Yurun Food Group Ltd.	1,000	1,441
Chiquita Brands International, Inc. (a)	598,600	9,475,838
Corn Products International, Inc.	2,243,264	102,898,520
Cosan SA Industria E Comercio	1,000	13,639
Golden Agri-Resources Ltd.	1,268,000	1,212,009
Green Mountain Coffee Roasters, Inc. (a)	300	9,957
Groupe Danone sponsored ADR	163,400	2,570,282
Hain Celestial Group, Inc. (a)	100	3,213
Heritage Foods (India) Ltd.	100	671
Hershey Co.	100	4,641
Hormel Foods Corp.	984,100	35,211,098
IAWS Group PLC (Ireland)	25,450	565,788
Nutreco Holding NV	100	7,069
REI Agro Ltd. (a)	170,000	2,530,282
Rocky Mountain Chocolate Factory, Inc.	105	1,807
Seaboard Corp.	4,992	9,784,320
TAT Konserve (a)	100	252
Tingyi (Cayman Island) Holding Corp.	2,000	3,123
Unified-President Enterprises Corp.	1,060	1,624
Wimm-Bill-Dann Foods OJSC sponsored ADR	102,300	11,185,482
Wm. Wrigley Jr. Co.	107,800	6,923,994
		187,799,306
Household Products - 0.0%
Colgate-Palmolive Co.	12,400	884,368
Personal Products - 1.5%
Amorepacific Corp.	62	46,272
Avon Products, Inc.	1,743,079	65,417,755
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Personal Products - continued
Concern Kalina OJSC:
GDR (f)	21,643	$ 782,809
sponsored ADR	21,300	770,403
Dabur India Ltd.	100	267
Estee Lauder Companies, Inc. Class A	100	4,246
Godrej Consumer Products Ltd.	162,080	576,639
Hengan International Group Co. Ltd. (d)	10,434,200	39,192,760
Kose Corp.	110	2,920
Marico Ltd.	100	153
Natura Cosmeticos SA	168,300	2,015,376
NBTY, Inc. (a)	339,600	13,787,760
Shiseido Co. Ltd. sponsored ADR	207,200	4,554,256
		127,151,616
TOTAL CONSUMER STAPLES		487,646,414
ENERGY - 11.6%
Energy Equipment & Services - 7.9%
BJ Services Co. (d)	2,197,400	58,340,970
Cameron International Corp. (a)	360,900	33,307,461
Dresser-Rand Group, Inc. (a)	2,048,269	87,481,569
ENSCO International, Inc.	300,900	16,880,490
Global Industries Ltd. (a)	1,170,393	30,149,324
ION Geophysical Corp. (d)	1,310,211	18,120,218
Nabors Industries Ltd. (a)	1,443,200	44,407,264
National Oilwell Varco, Inc. (a)	325,946	47,099,197
Newpark Resources, Inc. (a)(e)	7,158,192	38,367,909
Oil States International, Inc. (a)	75,700	3,656,310
Parker Drilling Co. (a)(e)	8,093,044	65,715,517
PowerSecure International, Inc. (a)(d)(e)	1,160,999	14,466,048
Pride International, Inc. (a)	1,145,940	41,884,107
Saipem SpA	99,700	4,253,792
Tidewater, Inc. (d)	539,100	33,877,044
W-H Energy Services, Inc. (a)	813,285	59,979,769
Weatherford International Ltd. (a)	1,672,300	112,345,114
		710,332,103
Oil, Gas & Consumable Fuels - 3.7%
Canadian Natural Resources Ltd.	132,500	10,067,069
China Coal Energy Co. Ltd. (H Shares)	1,000	2,972
China Petroleum & Chemical Corp. sponsored ADR (H Shares)	100	12,311
China Shenhua Energy Co. Ltd. (H Shares)	500	3,004
Cosmo Oil Co. Ltd.	1,596,000	7,612,569
EOG Resources, Inc.	100	7,233
Evergreen Energy, Inc. (a)(d)	1,337,833	6,822,948
Helix Energy Solutions Group, Inc. (a)	438,700	18,627,202
Hess Corp.	715,500	47,602,215
Holly Corp.	86,300	5,163,329
International Coal Group, Inc. (a)(d)	4,756,120	21,117,173
JKX Oil & Gas	91	652

	Shares	Value
Newfield Exploration Co. (a)	205,600	$ 9,901,696
Niko Resources Ltd.	100	9,779
Nippon Oil Corp.	741,000	6,838,396
Noble Energy, Inc.	337,400	23,631,496
OPTI Canada, Inc. (a)	200	3,745
Peabody Energy Corp.	462	22,116
Penn Virginia Resource Partners LP	338,765	9,282,161
Petrobras Energia Participaciones SA sponsored ADR (B Shares)	700	7,035
Petroleo Brasileiro SA Petrobras:
(PN) sponsored ADR (non-vtg.)	200	12,940
sponsored ADR	569,300	42,982,150
Plains Exploration & Production Co. (a)	211,600	9,356,952
Rentech, Inc. (a)	100	216
Sasol Ltd. sponsored ADR	100	4,299
Spectra Energy Corp.	225,077	5,509,885
Sunoco, Inc.	449,700	31,829,766
Surgutneftegaz JSC sponsored ADR	100	6,810
Tesoro Corp.	227,740	10,480,595
Toreador Resources Corp. (a)(d)	683,255	8,082,907
Valero Energy Corp.	803,622	53,987,326
XTO Energy, Inc.	100	6,184
		328,995,131
TOTAL ENERGY		1,039,327,234
FINANCIALS - 9.9%
Capital Markets - 4.9%
Acta Holding ASA	1,774,850	8,000,159
AllianceBernstein Holding LP	1,545,428	136,105,844
Ameriprise Financial, Inc.	2,179,922	137,574,877
Bank New York Mellon Corp.	100	4,414
BinckBank NV	100	1,827
Charlemagne Capital Ltd.	2,252,100	2,983,913
Cohen & Steers, Inc.	100	3,703
Deutsche Bank AG (NY Shares)	100	12,839
Espirito Santo Financial Group SA	100	3,856
Indiabulls Financial Services Ltd.	100	1,508
Investec PLC	100	1,048
JAFCO Co. Ltd.	51,200	1,898,442
Janus Capital Group, Inc.	477,700	13,509,356
Japan Asia Investment Co. Ltd. (d)	988,000	4,884,533
Julius Baer Holding AG (Bearer)	226,706	16,952,074
Korea Investment Holdings Co. Ltd.	459,360	30,217,419
Legg Mason, Inc.	100	8,429
Man Group plc	490,370	5,553,928
Marusan Securities Co. Ltd. (d)	1,539,700	14,232,409
Mirae Asset Securities Co. Ltd.	213,166	20,381,385
MPC Muenchmeyer Petersen Capital AG	67,000	5,724,877
New Star Asset Management Group PLC	364,030	2,711,423
Nuveen Investments, Inc. Class A	100	6,194
Sparx Group Co. Ltd. (d)	12,480	5,186,875
T. Rowe Price Group, Inc.	611,981	34,081,222
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Capital Markets - continued
TD Ameritrade Holding Corp. (a)	100	$ 1,822
W.P. Carey & Co. LLC	320	10,080
		440,054,456
Commercial Banks - 1.0%
Allahabad Bank	1,142,127	3,167,199
Asya Katilim Bankasi AS (a)	125,000	1,025,269
Axis Bank Ltd.	100	1,928
Banco Itau Holding Financeira SA:
(PN) (non-vtg.)	5,300	267,747
sponsored ADR (non-vtg.)	97,700	4,945,574
Banco Pastor SA	100	1,657
Banif SGPS SA	100	684
Bank of Ayudhya PCL (For. Reg.)	304,800	255,742
Bank of Baroda	1,157,580	10,927,446
Bank of India	100	698
Boston Private Financial Holdings, Inc.	195	5,429
Capitol Bancorp Ltd. (d)	735,473	18,261,795
Cathay General Bancorp	20	644
China Merchants Bank Co. Ltd. (H Shares)	1,000	4,393
Corp. Bank Ltd.	230,369	2,256,640
DnB Nor ASA	100	1,534
East West Bancorp, Inc.	100	3,596
Erste Bank AG	9,800	746,953
FirstMerit Corp.	121,200	2,394,912
Frontier Financial Corp., Washington (d)	283,563	6,615,525
Fukuoka Financial Group, Inc.	1,878,000	11,000,906
Fulton Financial Corp.	62,813	903,251
HDFC Bank Ltd. sponsored ADR	100	10,713
Hokuhoku Financial Group, Inc.	100	283
ICICI Bank Ltd. sponsored ADR	100	5,272
Juroku Bank Ltd. (d)	1,155,400	6,436,209
Lakeland Financial Corp.	200	4,622
Marshall & Ilsley Corp.	100	4,377
Oriental Bank of Commerce	182,856	1,152,717
OTP Bank Ltd.	100	5,429
PT Bank Central Asia Tbk	500	338
Punjab National Bank	100	1,610
Sberbank (Savings Bank of the Russian Federation) GDR	100	46,559
Siam City Bank PCL (For. Reg.)	236,300	125,512
State Bank of India	100	5,624
Sumitomo Trust & Banking Co. Ltd.	1,275,000	9,597,521
The Jammu & Kashmir Bank Ltd.	423	8,347
The Mie Bank Ltd.	1,000	4,918
UCO Bank	1,431,669	1,732,731
UMB Financial Corp.	100	4,286
Uniao de Bancos Brasileiros SA (Unibanco) GDR	23,400	3,078,270
Union Bank of India	100	453

	Shares	Value
Vijaya Bank Ltd.	436,403	$ 787,387
Wintrust Financial Corp.	100	4,269
		85,806,969
Diversified Financial Services - 0.0%
African Bank Investments Ltd.	100	455
Bank of Georgia unit (a)	100	3,600
Hong Kong Exchanges & Clearing Ltd.	100	3,056
Infrastructure Development Finance Co. Ltd.	100	356
Kotak Mahindra Bank Ltd.	100	2,325
Moody's Corp.	53	2,671
SREI Infrastructure Finance Ltd.	100	292
		12,755
Insurance - 1.1%
Admiral Group PLC	3,646,400	67,153,014
AMBAC Financial Group, Inc.	2,300	144,693
April Group	100	6,167
Baloise Holdings AG (Reg.)	100	10,119
Benfield Group PLC	100	593
Brown & Brown, Inc.	100	2,630
China Life Insurance Co. Ltd. ADR	266	22,935
eHealth, Inc. (d)	220,196	6,099,429
Genworth Financial, Inc. Class A (non-vtg.)	100	3,073
Marsh & McLennan Companies, Inc.	100	2,550
Muenchener Rueckversicherungs-Gesellschaft AG (Reg.)	100	19,218
Penn Treaty American Corp. (a)	410	2,394
Ping An Insurance (Group) Co. of China, Ltd. (H Shares)	331,500	4,588,383
Power Financial Corp.	100	4,173
Principal Financial Group, Inc.	187,100	11,804,139
Reinsurance Group of America, Inc.	194,389	11,019,912
Samsung Fire & Marine Insurance Co. Ltd.	100	21,527
Unipol Gruppo Finanziario SpA	100	340
Universal American Financial Corp. (a)	34,900	796,069
		101,701,358
Real Estate Investment Trusts - 0.7%
Alexandria Real Estate Equities, Inc.	100	9,626
BioMed Realty Trust, Inc.	100	2,410
British Land Co. PLC	11	264
DA Office Investment Corp.	100	656,280
Digital Realty Trust, Inc.	100	3,939
General Growth Properties, Inc.	154,600	8,289,652
K-REIT Asia	738,020	1,336,345
Land Securities Group PLC	150,016	5,163,239
Link (REIT)	500	1,100
Plum Creek Timber Co., Inc.	100	4,476
Regency Centers Corp.	120,400	9,240,700
Senior Housing Properties Trust (SBI)	1,836,310	40,508,999
		65,217,030
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Real Estate Management & Development - 1.7%
Ayala Land, Inc.	14,622,600	$ 5,257,019
Babis Vovos International Technical SA (a)	12,465	428,735
Capital & Regional PLC	529,100	7,968,458
CB Richard Ellis Group, Inc. Class A (a)	153,300	4,267,872
China Seven Star Shopping Ltd. (a)	10,000	733
Cyrela Commercial Properties SA Empreendimentos e Participações (a)	407,800	518,371
DLF Ltd.	100	1,924
Fabege AB	685,400	8,163,069
Hang Lung Properties Ltd.	1,000	4,477
Henderson Land Development Co. Ltd.	1,000	7,930
Hopson Development Holdings Ltd.	8,390,000	27,952,816
Indiabulls Real Estate Ltd. (a)	300	5,182
Joint Corp.	20,600	550,457
Kenedix, Inc. (d)	4,953	8,622,161
Keppel Land Ltd.	1,056,100	5,900,397
Kerry Properties Ltd.	6,148,991	47,221,745
Megaworld Corp.	12,277,000	937,072
Mirland Development Corp. PLC	63,000	677,442
New World China Land Ltd.	9,968,800	9,553,511
Patrizia Immobilien AG	814,200	12,469,668
Robinsons Land Corp.	4,868,500	1,777,218
Shun Tak Holdings Ltd.	1,494,200	2,406,450
Sistema-Hals JSC unit (a)	100	970
SM Prime Holdings, Inc.	125	33
Songbird Estates PLC Class B	591,400	2,601,827
Unitech Ltd.	200	1,551
		147,297,088
Thrifts & Mortgage Finance - 0.5%
BankUnited Financial Corp. Class A	847,700	13,173,258
FirstFed Financial Corp., Delaware (a)(d)	113,940	5,645,727
Housing Development Finance Corp. Ltd.	84	5,354
Hypo Real Estate Holding AG	11,800	671,053
Hypo Real Estate Holding AG ADR	11,800	671,420
IndyMac Bancorp, Inc.	100	2,361
KNBT Bancorp, Inc.	64,420	1,065,507
Radian Group, Inc. (d)	871,977	20,299,625
		41,534,305
TOTAL FINANCIALS		881,623,961
HEALTH CARE - 11.0%
Biotechnology - 1.2%
3SBio, Inc. sponsored ADR	55,600	802,308
Alnylam Pharmaceuticals, Inc. (a)	79,700	2,611,769
Array Biopharma, Inc. (a)	1,300	14,599
Basilea Pharmaceutica AG (a)	32,980	7,521,531
BioCryst Pharmaceuticals, Inc. (a)(d)	1,035,408	7,475,646
Celgene Corp. (a)	100	7,131
Cepheid, Inc. (a)	117,900	2,688,120

	Shares	Value
CSL Ltd.	183	$ 17,432
Cubist Pharmaceuticals, Inc. (a)	100	2,113
CuraGen Corp. (a)	294,635	406,596
CytRx Corp. (a)	186,785	646,276
deCODE genetics, Inc. (a)	327,482	1,136,363
Genentech, Inc. (a)	100	7,802
Genitope Corp. (a)	100	448
Genomic Health, Inc. (a)	763	14,642
Genta, Inc. (a)	16	21
Human Genome Sciences, Inc. (a)(d)	2,012,582	20,709,469
Infinity Pharmaceuticals, Inc. (a)	8,700	78,822
Insmed, Inc. (a)	1,000,074	681,050
Iomai Corp. (a)	100	190
LifeCell Corp. (a)	100	3,757
MannKind Corp. (a)	40	387
Momenta Pharmaceuticals, Inc. (a)	69,800	795,022
Myriad Genetics, Inc. (a)	100	5,215
Orchid Cellmark, Inc. (a)	1,070,257	5,982,737
Osiris Therapeutics, Inc.	100	1,288
Pro-Pharmaceuticals, Inc. (a)	100	66
Q-Med AB (d)	101,500	1,456,930
Sangamo Biosciences, Inc. (a)(d)(e)	3,405,215	48,047,584
Seattle Genetics, Inc. (a)	385,945	4,338,022
Sino Biopharmaceutical Ltd.	4,000	870
Sonus Pharmaceuticals, Inc. (a)	100	62
Synta Pharmaceuticals Corp.	100	660
Telik, Inc. (a)	100	291
Theravance, Inc. (a)	100	2,609
TorreyPines Therapeutics, Inc. (a)	100	604
Trubion Pharmaceuticals, Inc.	100	1,213
VaxGen, Inc. (a)	100	142
Vion Pharmaceuticals, Inc. (a)	100	77
Zymogenetics, Inc. (a)	100	1,305
		105,461,169
Health Care Equipment & Supplies - 2.7%
Abiomed, Inc. (a)	100	1,243
Align Technology, Inc. (a)	100	2,533
American Medical Systems Holdings, Inc. (a)	100	1,695
Angiodynamics, Inc. (a)	648	12,215
Becton, Dickinson & Co.	999,432	82,003,396
bioMerieux SA	100	10,480
Biophan Technologies, Inc. (a)	100	18
Clinical Data, Inc. (a)	100	4,049
Cochlear Ltd.	100	6,921
DENTSPLY International, Inc.	228,200	9,502,248
Edwards Lifesciences Corp. (a)(d)	1,218,580	60,088,180
ev3, Inc. (a)	100	1,642
Fresenius AG	300	22,639
Gen-Probe, Inc. (a)	100	6,658
Golden Meditech Co. Ltd.	2,008,000	919,555
Greatbatch, Inc. (a)	105,000	2,791,950
Haemonetics Corp. (a)	28,500	1,408,470
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Health Care Equipment & Supplies - continued
Hologic, Inc. (a)	200	$ 12,200
I-Flow Corp. (a)	200	3,718
IDEXX Laboratories, Inc. (a)	100	10,959
Immucor, Inc. (a)	100	3,575
Insulet Corp.	279,501	6,079,147
Kinetic Concepts, Inc. (a)	100	5,628
Kyphon, Inc. (a)	100	7,000
Medtronic, Inc.	966,011	54,492,681
Meridian Bioscience, Inc.	150	4,548
Mindray Medical International Ltd. sponsored ADR	146,100	6,274,995
Neogen Corp. (a)	150	3,558
NMT Medical, Inc. (a)	100	797
NuVasive, Inc. (a)	100	3,593
NxStage Medical, Inc. (a)	100	1,449
Optos PLC (a)	100	402
Quidel Corp. (a)	802,160	15,690,250
Shandong Weigao Group Medical Polymer Co. Ltd. (H Shares)	380,000	975,681
Somanetics Corp. (a)	100	1,862
St. Jude Medical, Inc. (a)	100	4,407
The Spectranetics Corp. (a)	100	1,348
ThermoGenesis Corp. (a)	1,168,959	2,606,779
Varian Medical Systems, Inc. (a)	100	4,189
Zimmer Holdings, Inc. (a)	100	8,099
		242,980,757
Health Care Providers & Services - 1.7%
Acibadem Saglik Hizmetleri AS	185	1,379
Aetna, Inc.	100	5,427
American Dental Partners, Inc. (a)	6,000	168,060
AMERIGROUP Corp. (a)	132,600	4,572,048
Apollo Hospitals Enterprise Ltd.	100	1,224
athenahealth, Inc.	230,200	7,806,082
Bangkok Dusit Medical Service PCL (For. Reg.)	100	116
Bio-Reference Laboratories, Inc. (a)	100	3,376
Brookdale Senior Living, Inc.	221,620	8,822,692
Bumrungrad Hospital PCL (For. Reg.)	100	131
Centene Corp. (a)	181,400	3,901,914
Diagnosticos da America SA	1,000	22,957
Health Grades, Inc. (a)	601,565	3,549,234
Health Management Associates, Inc. Class A	100	694
Health Net, Inc. (a)	245,000	13,242,250
Henry Schein, Inc. (a)	242,100	14,729,364
Hooper Holmes, Inc.	315,352	744,231
Humana, Inc. (a)	164,700	11,509,236
Laboratory Corp. of America Holdings (a)(d)	471,300	36,869,799
Lincare Holdings, Inc. (a)	985,300	36,111,245
Medial Saude SA	180,000	2,229,133

	Shares	Value
National Research Corp.	100	$ 2,575
Network Healthcare Holdings Ltd.	100	173
Nighthawk Radiology Holdings, Inc. (a)	500	12,255
Patterson Companies, Inc. (a)	225,940	8,723,543
Ramsay Health Care Ltd.	100	950
Sonic Healthcare Ltd.	100	1,385
		153,031,473
Health Care Technology - 1.1%
Allscripts Healthcare Solutions, Inc. (a)	110,700	2,992,221
Cerner Corp. (a)	90,000	5,382,900
Eclipsys Corp. (a)	554,553	12,932,176
Emageon, Inc. (a)	100	838
Health Corp. (a)(d)	2,229,519	31,592,284
iCAD, Inc. (a)	100	301
IMS Health, Inc.	905,600	27,747,584
Merge Technologies, Inc. (a)	200	878
ProxyMed, Inc. (a)	100	293
TriZetto Group, Inc. (a)	1,053,136	18,440,411
		99,089,886
Life Sciences Tools & Services - 3.0%
Applera Corp.:
- Applied Biosystems Group	100	3,464
- Celera Genomics Group (a)	400	5,624
Bachem Holding AG (B Shares)	100	8,440
Bio-Imaging Technologies, Inc. (a)	100	712
Bio-Rad Laboratories, Inc. Class A (a)	327	29,594
Cambrex Corp.	100	1,089
Charles River Laboratories International, Inc. (a)	449,700	25,250,655
Dionex Corp. (a)	100	7,946
Evotec OAI AG (a)	100	425
Exelixis, Inc. (a)	174	1,843
Harvard Bioscience, Inc. (a)(e)	1,918,675	8,634,038
Illumina, Inc. (a)	100	5,188
Invitrogen Corp. (a)	700	57,211
Luminex Corp. (a)	100	1,508
Millipore Corp. (a)	396,248	30,035,598
Nektar Therapeutics (a)	100	883
QIAGEN NV (a)(d)	4,362,677	84,679,561
Sequenom, Inc. (a)(d)	242,600	1,744,294
Thermo Fisher Scientific, Inc. (a)	1,460,032	84,273,047
Third Wave Technologies, Inc. (a)	659,984	5,695,662
Varian, Inc. (a)	285,600	18,167,016
Waters Corp. (a)	115,820	7,750,674
		266,354,472
Pharmaceuticals - 1.3%
Akorn, Inc. (a)	594,666	4,454,048
BioMimetic Therapeutics, Inc. (a)	3,000	40,020
Boiron SA	55	1,357
Chugai Pharmaceutical Co. Ltd.	100	1,647
Daiichi Sankyo Co. Ltd.	100	2,997
Discovery Laboratories, Inc. (a)(d)	1,989,217	5,350,994
Endo Pharmaceuticals Holdings, Inc. (a)	3,136,997	97,278,277
Common Stocks - continued
	Shares	Value
HEALTH CARE - continued
Pharmaceuticals - continued
Hi-Tech Pharmacal Co., Inc. (a)	100	$ 1,187
King Pharmaceuticals, Inc. (a)	71,600	839,152
MGI Pharma, Inc. (a)	51,000	1,416,780
Mylan Laboratories, Inc. (d)	628,700	10,034,052
Pfizer Ltd.	100	1,813
Ranbaxy Laboratories Ltd. sponsored GDR	75	805
Roche Holding AG (participation certificate)	149	26,909
SuperGen, Inc. (a)	100	434
Wockhardt Ltd.	86,000	903,802
		120,354,274
TOTAL HEALTH CARE		987,272,031
INDUSTRIALS - 11.6%
Aerospace & Defense - 0.4%
American Science & Engineering, Inc.	100	6,266
Ceradyne, Inc. (a)(d)	191,745	14,522,766
DHB Industries, Inc. (a)	91,800	403,002
DynCorp International, Inc. Class A (a)	728,675	16,839,679
Embraer - Empresa Brasileira de Aeronautica SA sponsored ADR	100	4,392
General Dynamics Corp.	200	16,894
Meggitt PLC	100	649
QinetiQ Group plc	100	359
		31,794,007
Air Freight & Logistics - 0.1%
Business Post Group PLC	200	1,838
C.H. Robinson Worldwide, Inc.	400	21,716
Expeditors International of Washington, Inc.	200	9,460
FedEx Corp.	100	10,475
Panalpina Welttransport Holding AG	57,300	9,548,770
		9,592,259
Airlines - 0.1%
Air China Ltd. (H Shares)	2,000	2,856
easyJet PLC (a)	100	1,073
Republic Airways Holdings, Inc. (a)	330,322	6,992,917
TAM SA (PN) sponsored ADR (ltd. vtg.)	240,400	6,586,960
		13,583,806
Building Products - 0.0%
Apogee Enterprises, Inc.	100	2,594
Duratex SA	100	2,619
Geberit AG (Reg.)	6,805	890,265
PGT, Inc. (a)	22,547	178,798
Trex Co., Inc. (a)	100	1,112
		1,075,388

	Shares	Value
Commercial Services & Supplies - 1.3%
Administaff, Inc.	174,330	$ 6,328,179
Advisory Board Co. (a)	100	5,847
Allied Waste Industries, Inc. (a)	4,467,000	56,954,250
Bio-Treat Technology Ltd.	961,416	588,913
Experian Group Ltd.	100	1,058
Fuel Tech, Inc. (a)(d)	133,100	2,940,179
GFK AG	20	809
HNI Corp.	100	3,600
Intertek Group PLC	484	9,379
Kenexa Corp. (a)	452,062	13,914,468
Korn/Ferry International (a)	264,000	4,358,640
Midas International Holdings Ltd.	4,166,000	616,284
Monster Worldwide, Inc. (a)	100	3,406
Pike Electric Corp. (a)	102,200	1,917,272
Randstad Holdings NV	101,240	5,473,000
Ritchie Brothers Auctioneers, Inc.	100	6,510
Robert Half International, Inc.	100	2,986
SGS Societe Generale de Surveillance Holding SA (Reg.)	100	114,246
Sinomem Technology Ltd. (a)	2,723,000	2,437,796
Steelcase, Inc. Class A	100	1,798
Stericycle, Inc. (a)	100	5,716
Taiwan Secom Co.	2,000	3,309
The Brink's Co.	41,000	2,291,080
Tianjin Capital Environmental Protection Co. Ltd. (H Shares)	1,386,000	855,792
United Envirotech Ltd. (a)	1,000	205
Waste Connections, Inc. (a)	569,593	18,090,274
		116,924,996
Construction & Engineering - 0.6%
AECOM Technology Corp.	100	3,493
Fluor Corp.	52,600	7,573,348
Gammon India Ltd.	100	1,165
GS Engineering & Construction Corp.	29,690	5,158,400
Hindustan Construction Co. Ltd.	100	345
Insituform Technologies, Inc. Class A (a)	300	4,569
IVRCL Infrastructures & Projects Ltd.	868,326	9,275,500
Jacobs Engineering Group, Inc. (a)	242,340	18,316,057
LANCO Infratech Ltd.	240,000	2,101,664
Larsen & Toubro Ltd.	10,100	715,086
Nagarjuna Construction Co. Ltd.	175,022	1,117,387
Orascom Construction Industries SAE GDR	100	16,925
Prajay Engineers Syndicate Ltd.	115,252	902,895
Schmack Biogas AG (a)(d)	26,200	653,821
Shaw Group, Inc. (a)	130,000	7,553,000
SNC-Lavalin Group, Inc.	100	4,460
Taihei Dengyo Kaisha Ltd.	462,000	3,393,925
		56,792,040
Electrical Equipment - 2.7%
Acuity Brands, Inc.	356,000	17,970,880
AstroPower, Inc. (a)	100	0
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Electrical Equipment - continued
Ceres Power Holdings PLC (a)	20,100	$ 123,389
Conergy AG	100	9,497
Cooper Industries Ltd. Class A	2,138,340	109,247,791
Crompton Greaves Ltd.	100	844
Distributed Energy Systems Corp. (a)	100	84
Dongfang Electrical Machinery Co. Ltd. (H Shares)	366,000	3,342,745
First Solar, Inc.	718	84,537
Gamesa Corporacion Tecnologica, SA	100	4,085
Genlyte Group, Inc. (a)	100	6,426
Harbin Electric, Inc. (a)	64	1,040
Harbin Power Equipment Co. Ltd. (H Shares)	1,348,000	3,377,868
Hitachi Cable Ltd.	1,000	6,197
Johnson Electric Holdings Ltd. sponsored ADR	100	515
Jyoti Structures Ltd.	100	564
Kalpataru Power Transmission Ltd.	40,000	1,622,088
KEC International Ltd.	100	1,519
Lloyd Electric & Engineering Ltd.	147,293	677,228
Neo-Neon Holdings Ltd.	13,513,000	17,556,462
Nexans SA	17,400	2,862,110
Prysmian SpA	116,600	3,322,107
Q-Cells AG (a)	29,700	3,036,653
Regal-Beloit Corp.	100	4,789
Renewable Energy Corp. AS (a)	360,900	16,635,810
Rockwell Automation, Inc.	343,911	23,905,254
Seoul Semiconductor Co. Ltd.	1,424	51,193
Solar Integrated Technologies, Inc. (a)	100	153
SolarWorld AG (d)	404,968	23,313,044
Sunpower Corp. Class A (a)(d)	137,600	11,396,032
Thomas & Betts Corp. (a)	100	5,864
Vestas Wind Systems AS (a)	100	7,900
		238,574,668
Industrial Conglomerates - 0.2%
3M Co.	100	9,358
Aditya Birla Nuvo Ltd.	100	3,844
Hutchison Whampoa Ltd. ADR	100	5,355
Max India Ltd. (a)	100	613
Shanghai Industrial Holdings Ltd. (H Shares)	929,000	4,636,724
Siemens India Ltd.	100	3,407
Teleflex, Inc.	130,800	10,191,936
		14,851,237
Machinery - 5.9%
A.S.V., Inc. (a)	100	1,403
AGCO Corp. (a)	3,911,023	198,562,638
Albany International Corp. Class A	100	3,749
Basin Water, Inc. (a)	100	1,183
Bucher Industries AG	500	92,857

	Shares	Value
China Infrastructure Machinery Holdings Ltd.	506,000	$ 1,171,620
China Metal International Holdings, Inc.	2,000	692
China Yuchai International Ltd.	100	992
CIRCOR International, Inc.	250,853	11,391,235
Crane Co.	1,015,784	48,727,158
Cummins India Ltd.	100	1,096
Danaher Corp.	100	8,271
Deere & Co.	821,100	121,867,662
Delachaux SA	49,989	4,717,596
Doosan Infracore Co. Ltd.	100	3,885
Eicher Motors Ltd.	100	1,062
ESCO Technologies, Inc. (a)	100	3,324
Graco, Inc.	100	3,911
Haitian International Holdings Ltd.	4,099,000	2,689,131
Hamworthy PLC	74,400	879,953
Hexagon AB (B Shares)	55,200	1,119,984
Hyflux Ltd.	100	193
IDEX Corp.	1,650	60,044
Jain Irrigation Systems Ltd.	100	1,376
JTEKT Corp.	1,000	17,529
Kadant, Inc. (a)	178,881	5,008,668
KCI Konecranes Oyj	100	4,023
Komax Holding AG (Reg.)	100	16,750
MAN AG	156,600	22,788,949
Metso Corp. sponsored ADR	100	6,857
PACCAR, Inc.	100	8,525
Parker Hannifin Corp.	183,900	20,565,537
Railpower Technologies Corp. (a)	100	23
Shanthi Gears Ltd.	130,010	258,971
Shin Zu Shing Co. Ltd.	1,439,500	10,939,053
SPX Corp.	536,080	49,619,565
Tata Motors Ltd.	100	1,959
Tata Motors Ltd. sponsored ADR	100	1,914
Terex Corp. (a)	290,686	25,876,868
Thermax Ltd.	100	1,890
Uzel Makina Sanayi AS (a)	415,173	825,530
Valmont Industries, Inc.	100	8,485
Wabash National Corp.	100	1,129
		527,263,240
Marine - 0.0%
Hanjin Shipping Co. Ltd.	80	3,934
Kuehne & Nagel International AG	100	9,844
		13,778
Road & Rail - 0.3%
Burlington Northern Santa Fe Corp.	100	8,117
Con-way, Inc.	331,300	15,239,800
CSX Corp.	354,900	15,164,877
East Japan Railway Co.	100	788,200
Guangshen Railway Co. Ltd. sponsored ADR	100	4,363
Knight Transportation, Inc.	225	3,872
Landstar System, Inc.	100	4,197
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Road & Rail - continued
Norfolk Southern Corp.	100	$ 5,191
Old Dominion Freight Lines, Inc. (a)	100	2,397
		31,221,014
Trading Companies & Distributors - 0.0%
Aircastle Ltd.	100	3,342
GATX Corp.	100	4,275
MSC Industrial Direct Co., Inc. Class A	77	3,895
Richelieu Hardware Ltd.	100	2,470
		13,982
Transportation Infrastructure - 0.0%
Macquarie Infrastructure Group unit	102	283
TOTAL INDUSTRIALS		1,041,700,698
INFORMATION TECHNOLOGY - 22.2%
Communications Equipment - 5.4%
ADC Telecommunications, Inc. (a)	1,427,296	27,989,275
Airspan Networks, Inc. (a)	1,218,300	3,045,750
Alcatel-Lucent SA sponsored ADR	100	1,018
Alvarion Ltd. (a)	600	8,712
Cipherlab Co. Ltd.	232,000	806,864
Cisco Systems, Inc. (a)	4,494,100	148,799,651
CommScope, Inc. (a)	100	5,024
Finisar Corp. (a)	100	280
Gemtek Technology Corp.	158,418	398,047
Globecomm Systems, Inc. (a)	517,400	6,860,724
Harris Corp.	100	5,779
Infinera Corp.	100	2,015
Juniper Networks, Inc. (a)	7,373,844	269,956,419
MIC Electronics Ltd.	282,389	3,810,044
Option NV (a)	360	4,564
Plantronics, Inc.	541,050	15,446,978
RADWARE Ltd. (a)	324,500	5,091,405
Raymarine PLC	100	522
Sonus Networks, Inc. (a)	100	610
Vyyo, Inc. (a)	100	562
Zyxel Communications Corp.	1,534,559	2,755,482
		484,989,725
Computers & Peripherals - 2.2%
Acer, Inc.	10,776,720	18,987,633
Apple, Inc. (a)	227,400	34,914,996
ASUSTeK Computer, Inc.	2,044,052	6,219,529
Diebold, Inc.	100	4,542
Foxconn Technology Co. Ltd.	1,080,000	12,509,269
Gemalto NV (a)	16	464
I-Chiun Precision Industries Co. Ltd.	3,854,550	6,059,090
Lenovo Group Ltd.	5,280,000	4,048,033
Lenovo Group Ltd. ADR	100	1,530
Lexmark International, Inc. Class A (a)	571,000	23,713,630

	Shares	Value
Logitech International SA (a)	1,075,056	$ 31,767,905
Logitech International SA (Reg.) (a)	183,449	5,420,918
Moser-Baer India Ltd.	150	1,203
Psion PLC	33	81
SanDisk Corp. (a)	20	1,102
Sun Microsystems, Inc. (a)	7,968,600	44,703,846
Unisteel Technology Ltd.	2,470,625	3,575,555
		191,929,326
Electronic Equipment & Instruments - 2.1%
Acacia Research Corp. - Acacia Technologies (a)	100	1,468
Agilent Technologies, Inc. (a)	1,193,259	44,007,392
Amphenol Corp. Class A	200	7,952
China EnerSave Ltd.	18,986,000	1,917,003
China Power New Egy Development Co. Ltd. (a)	20,000	2,984
Comverge, Inc.	69,760	2,292,314
CPI International, Inc. (a)	754,472	14,342,513
Daktronics, Inc.	200	5,444
Digital China Holdings Ltd. (H Shares)	19,601,000	11,371,522
Echelon Corp. (a)	925	23,134
Everlight Electronics Co. Ltd.	1,980,537	8,647,971
FARO Technologies, Inc. (a)	100	4,415
Gold Circuit Electronics Ltd.	4,532,000	3,923,058
Hana Microelectronics PCL (For. Reg.)	509,400	365,715
Hon Hai Precision Industry Co. Ltd. (Foxconn)	178,800	1,347,780
Horiba Ltd.	100	4,204
Ingenico SA	396,730	11,518,405
IPG Photonics Corp.	28	550
Itron, Inc. (a)	109,136	10,157,288
L-1 Identity Solutions, Inc. (a)	100	1,885
Lumax International Corp. Ltd.	425,000	1,129,079
Maxwell Technologies, Inc. (a)(d)	315,586	3,670,265
Measurement Specialties, Inc. (a)	209,077	5,833,248
Meiko Electronics Co. Ltd.	100	3,508
Mettler-Toledo International, Inc. (a)	505,174	51,527,748
Motech Industries, Inc.	237,651	2,585,141
Murata Manufacturing Co. Ltd.	100	7,207
Nichicon Corp. (d)	257,200	3,263,971
Nihon Dempa Kogyo Co. Ltd.	100	6,232
Nippon Electric Glass Co. Ltd.	594,000	9,564,801
NovAtel, Inc. (a)	100	3,925
Robotic Vision Systems, Inc. (a)	100	1
Rogers Corp. (a)	100	4,119
Tektronix, Inc.	74,800	2,074,952
Trimble Navigation Ltd. (a)	100	3,921
Unity Opto Technology Co. Ltd.	1,039	1,222
Universal Display Corp. (a)	86,465	1,532,160
Yageo Corp. sponsored GDR	100	200
		191,154,697
Internet Software & Services - 0.9%
Answers Corp. (a)	100	823
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Internet Software & Services - continued
Art Technology Group, Inc. (a)	100	$ 302
Aun Consulting, Inc.	36	59,222
Baidu.com, Inc. sponsored ADR (a)	2,200	637,230
Blinkx PLC (a)	3,876,776	2,320,359
CNET Networks, Inc. (a)	100	745
DA Consortium, Inc. (d)	1,591	572,616
DealerTrack Holdings, Inc. (a)	5,439	227,785
Digital River, Inc. (a)	100	4,475
eBay, Inc. (a)	100	3,902
Equinix, Inc. (a)	100	8,869
F@N Communications, Inc. (d)	325	264,492
iMergent, Inc.	100	2,243
INFO Edge India Ltd.	100	2,709
Internap Network Services Corp. (a)(d)	1,104,439	15,649,901
LBI International AB (a)	82,100	556,744
LivePerson, Inc. (a)	1,563,773	9,632,842
LoopNet, Inc. (a)	390,991	8,030,955
Mercadolibre, Inc.	26,200	959,706
Omniture, Inc. (a)	196,105	5,945,904
Online Resources Corp. (a)	100	1,264
Open Business Club AG (d)	50,440	2,732,523
Openwave Systems, Inc.	100	438
Rediff.com India Ltd. sponsored ADR (a)	1,100	19,624
Sify Ltd. sponsored ADR (a)(d)	413,350	3,513,475
Tencent Holdings Ltd.	2,001,000	12,921,551
TheStreet.com, Inc.	100	1,211
ValueClick, Inc. (a)	496,061	11,141,530
VistaPrint Ltd. (a)	7,612	284,460
Web.com, Inc. (a)	100	715
WebMD Health Corp. Class A (a)(d)	133,388	6,949,515
		82,448,130
IT Services - 2.0%
Authorize.Net Holdings, Inc. (a)	480,611	8,473,172
Cap Gemini SA	36,800	2,268,047
CheckFree Corp. (a)	100	4,654
Cognizant Technology Solutions Corp. Class A (a)	142,100	11,335,317
eLoyalty Corp. (a)	100	1,375
Fiserv, Inc. (a)	100	5,086
Genpact Ltd.	35,200	596,640
Mastercard, Inc. Class A (d)	385,900	57,101,623
Nomura Research Institute Ltd.	2,894,400	98,503,824
SAIC, Inc.	24,700	473,993
Syntel, Inc.	100	4,158
WNS Holdings Ltd. ADR (a)	100	1,720
		178,769,609

	Shares	Value
Office Electronics - 0.1%
Canon, Inc. sponsored ADR	129,400	$ 7,025,126
Zebra Technologies Corp. Class A (a)	75	2,737
		7,027,863
Semiconductors & Semiconductor Equipment - 6.5%
Advanced Micro Devices, Inc. (a)	100	1,320
Advanced Semiconductor Manufacturing Corp. Ltd. (H Shares) (a)	2,000	136
Advantest Corp. ADR	100	3,099
Aixtron AG (a)	200	1,948
Aixtron AG sponsored ADR (a)	100	969
Alliance Semiconductor Corp.	100	230
Altera Corp.	9,073,549	218,491,060
ANADIGICS, Inc. (a)(d)	328,432	5,938,051
ARM Holdings PLC sponsored ADR	100	941
ASML Holding NV	120,600	3,962,916
ASML Holding NV (NY Shares) (a)	1,495,800	49,151,988
ATMI, Inc. (a)	780,202	23,211,010
Bright Led Electronics Corp.	1,132	3,070
Credence Systems Corp. (a)	581,304	1,796,229
Cree, Inc. (a)(d)	863,216	26,846,018
Elpida Memory, Inc. (a)	100	3,673
Epistar Corp.	8,346,756	40,665,979
Ersol Solar Energy AG (a)	4,800	465,994
Fairchild Semiconductor International, Inc. (a)	100	1,868
Global Mixed-mode Technology, Inc.	94,300	707,936
Hittite Microwave Corp. (a)	100	4,415
Infineon Technologies AG sponsored ADR (a)	100	1,718
Integrated Device Technology, Inc. (a)	2,602,184	40,281,808
Intersil Corp. Class A	2,036,292	68,073,242
KLA-Tencor Corp.	100	5,578
Kontron AG	41,000	916,747
Lam Research Corp. (a)	187,900	10,007,554
Manz Automation AG	7,300	1,223,152
MediaTek, Inc.	775,950	13,980,653
Microchip Technology, Inc.	100	3,632
MJC Probe, Inc.	1,100	4,196
National Semiconductor Corp.	206,900	5,611,128
Opto Technology Corp. (a)	8,347,000	7,289,398
Powertech Technology, Inc.	1,150,000	4,633,829
Realtek Semiconductor Corp.	161,700	733,311
Richtek Technology Corp.	1,900,950	22,600,539
Saifun Semiconductors Ltd. (a)	3,700	36,852
Samco, Inc.	120	1,149
Semiconductor Manufacturing International Corp. sponsored ADR (a)	100	599
Silicon Laboratories, Inc. (a)	100	4,176
Siliconware Precision Industries Co. Ltd. sponsored ADR (d)	1,549,155	18,744,776
SiRF Technology Holdings, Inc. (a)	100	2,135
Skyworks Solutions, Inc. (a)	100	904
Soitec SA (a)	62,400	1,171,008
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
Semiconductors & Semiconductor Equipment - continued
Supertex, Inc. (a)	100	$ 3,988
Teradyne, Inc. (a)	941,600	12,994,080
Trio-Tech International	100	1,089
Ultratech, Inc. (a)	100	1,386
Varian Semiconductor Equipment Associates, Inc. (a)	100	5,352
Veeco Instruments, Inc. (a)	100	1,938
Zetex PLC	876,700	1,358,915
		580,953,682
Software - 3.0%
Activision, Inc. (a)	1	22
Adobe Systems, Inc. (a)	976,400	42,629,624
Amdocs Ltd. (a)	1,213,900	45,144,941
Ansys, Inc. (a)	100	3,417
Autonomy Corp. PLC (a)	3,876,776	68,301,863
BladeLogic, Inc.	100	2,564
Business Objects SA sponsored ADR (a)	517,900	23,238,173
Cognos, Inc. (a)	219,800	9,128,295
Digimarc Corp. (a)	100	903
Electronic Arts, Inc. (a)	218,041	12,208,116
Financial Technology (India) Ltd.	78	5,428
Global Digital Creations Holdings Ltd. (a)	5,052,000	1,852,132
Kingdee International Software Group Co. Ltd.	4,194,000	3,301,746
Lawson Software, Inc. (a)	100	1,001
Napster, Inc. (a)	100	327
Nintendo Co. Ltd.	100	51,880
Novell, Inc. (a)	100	764
Quality Systems, Inc.	147,343	5,397,174
Salary.com, Inc.	185,900	2,176,889
Sandvine Corp. (a)	1,910,200	12,907,535
SAP AG sponsored ADR	100	5,867
Scientific Learning Corp. (a)	100	600
Smith Micro Software, Inc. (a)	100	1,606
Streamline Health Solutions, Inc. (a)	100	295
Subex Azure Ltd.	89	967
Symantec Corp. (a)	100	1,938
Tata Elxsi Ltd.	100	760
The9 Ltd. sponsored ADR (a)(d)	174,500	6,018,505
THQ, Inc. (a)	339,400	8,478,212
Ubisoft Entertainment SA (a)	384,500	26,263,426
VMware, Inc. Class A	100	8,500
		267,133,470
TOTAL INFORMATION TECHNOLOGY		1,984,406,502
MATERIALS - 7.7%
Chemicals - 1.7%
ADA-ES, Inc. (a)	100	1,241
Advansa Sasa Polyester Sanayi AS (a)	1	1

	Shares	Value
Asian Paints India Ltd.	425,678	$ 10,608,141
Dyno Nobel Ltd.	100	240
Ecolab, Inc.	1,150,800	54,317,760
Filtrona PLC	50	234
JSR Corp.	394,700	9,670,820
Jubilant Organosys Ltd.	100	792
Kuraray Co. Ltd.	125,000	1,578,494
Lubrizol Corp.	173,200	11,268,392
Monsanto Co.	200	17,148
Quaker Chemical Corp.	100	2,352
Recticel SA	100	1,512
RPM International, Inc.	100	2,395
Sensient Technologies Corp.	774,490	22,359,526
Sinopec Shanghai Petrochemical Co. Ltd. (H Shares)	922,000	755,500
Sodiff Advanced Materials Co. Ltd.	100	7,321
Syngenta AG sponsored ADR	74,500	3,228,085
Terra Nitrogen Co. LP	60,500	7,673,215
Tokuyama Corp.	2,117,000	32,117,078
United Phosphorous Ltd.	100	1,002
Valspar Corp.	89,400	2,432,574
Zoltek Companies, Inc. (a)	100	4,363
		156,048,186
Construction Materials - 0.0%
Florida Rock Industries, Inc.	100	6,249
Headwaters, Inc. (a)	100	1,488
Shree Cement Ltd.	100	3,841
		11,578
Containers & Packaging - 0.0%
Essel Propack Ltd. (a)	1,080,401	1,639,943
Packaging Corp. of America	100	2,907
Sealed Air Corp.	200	5,112
Sonoco Products Co.	100	3,018
		1,650,980
Metals & Mining - 5.5%
Agnico-Eagle Mines Ltd.	200,000	9,920,563
Agnico-Eagle Mines Ltd. (a)	23,350	714,977
Alamos Gold, Inc. (a)	2,858,700	18,051,922
Aquarius Platinum Ltd. (Australia)	42,383	1,563,340
Barrick Gold Corp.	2,080,700	83,583,675
BHP Billiton Ltd. sponsored ADR	100	7,860
BlueScope Steel Ltd.	100	954
Brush Engineered Materials, Inc. (a)	100	5,189
Eldorado Gold Corp. (a)	8,085,900	49,921,997
FNX Mining Co., Inc. (a)	100	3,319
Freeport-McMoRan Copper & Gold, Inc. Class B	80,668	8,461,267
Grupo Mexico SA de CV Series B	100	718
High River Gold Mines Ltd. (a)	8,791,900	26,698,379
IAMGOLD Corp.	3,965,400	34,490,407
Inmet Mining Corp.	100	10,030
Ivanhoe Mines Ltd. (a)	100	1,299
Kinross Gold Corp. (a)	4,694,566	70,147,060
Common Stocks - continued
	Shares	Value
MATERIALS - continued
Metals & Mining - continued
Lihir Gold Ltd. (a)	2,370,500	$ 8,291,381
Lihir Gold Ltd. sponsored ADR	941,300	33,915,039
Lundin Mining Corp. (a)	970,821	12,407,375
Maharashtra Seamless Ltd.	70,000	1,085,565
Mechel Steel Group OAO sponsored ADR	100	5,100
Meridian Gold, Inc. (a)	40,000	1,324,000
Miramar Mining Corp. (a)	1,007,300	4,760,493
Newcrest Mining Ltd.	1,206,027	29,978,213
Newmont Mining Corp.	1,614,200	72,203,166
Niger Uranium Ltd.	9	9
Northern Orion Resources, Inc. (a)	100	628
POSCO sponsored ADR	100	17,877
Randgold Resources Ltd. sponsored ADR	112,200	3,729,528
Royal Gold, Inc.	459,942	15,063,101
Shore Gold, Inc. (a)	805,600	2,446,367
Sumitomo Metal Mining Co. Ltd.	1,600	38,560
Vedanta Resources PLC	100	4,154
Xstrata PLC	100	6,638
Yamana Gold, Inc.	71,300	842,408
		489,702,558
Paper & Forest Products - 0.5%
Aracruz Celulose SA (PN-B) sponsored ADR (non-vtg.)	100	7,359
Ballarpur Industries Ltd.	100	346
Cathay Forest Products Corp. (a)	40,100	65,321
Glatfelter	100	1,484
Gunns Ltd.	1,445,044	3,579,117
International Forest Products Ltd. (Interfor) Class A (sub. vtg.) (a)	9,100	65,150
Lee & Man Paper Manufacturing Ltd.	5,119,900	22,227,934
Pope Resources, Inc. LP	100	4,239
Shandong Chenming Paper Holdings Ltd. (B Shares)	100	115
Votorantim Celulose e Papel SA sponsored ADR (non-vtg.)	586,700	16,791,354
		42,742,419
TOTAL MATERIALS		690,155,721
TELECOMMUNICATION SERVICES - 0.1%
Diversified Telecommunication Services - 0.0%
Aruba Networks, Inc. (d)	63,760	1,275,200
Golden Telecom, Inc.	100	8,049
LG Dacom Corp.	61,160	1,854,548
Pipex Communications PLC (a)	100	20
PT Indosat Tbk sponsored ADR	100	4,260

	Shares	Value
PT Telkomunikasi Indonesia Tbk sponsored ADR	100	$ 4,882
Telenor ASA sponsored ADR	100	6,040
		3,152,999
Wireless Telecommunication Services - 0.1%
Clearwire Corp.	100	2,444
NII Holdings, Inc. (a)	36	2,957
Philippine Long Distance Telephone Co.	100	6,438
SK Telecom Co. Ltd. sponsored ADR	88,900	2,640,330
Sprint Nextel Corp.	36,700	697,300
Telemig Celular Participacoes SA sponsored ADR	100	5,860
		3,355,329
TOTAL TELECOMMUNICATION SERVICES		6,508,328
UTILITIES - 3.5%
Electric Utilities - 0.2%
American Electric Power Co., Inc.	409,900	18,888,192
Areva T&D India Ltd.	100	4,692
Entergy Corp.	675	73,096
Korea Electric Power Corp. sponsored ADR	100	2,315
		18,968,295
Gas Utilities - 0.7%
Aegis Logistics Ltd.	120,637	483,795
AGL Resources, Inc.	1,568,600	62,147,932
China Gas Holdings Ltd.	2,000	787
		62,632,514
Independent Power Producers & Energy Traders - 0.9%
AES Corp. (a)	2,217,100	44,430,684
Akeena Solar, Inc. (a)	100	800
Black Hills Corp.	819,904	33,632,462
International Power PLC sponsored ADR	100	9,295
NTPC Ltd.	100	489
Ormat Technologies, Inc.	100	4,634
PTC India Ltd.	100	231
		78,078,595
Multi-Utilities - 1.7%
CH Energy Group, Inc.	403,200	19,272,960
CMS Energy Corp.	630,554	10,605,918
PG&E Corp.	340,500	16,275,900
Sempra Energy	1,697,434	98,654,864
Veolia Environnement sponsored ADR	100	8,614
Wisconsin Energy Corp.	216,300	9,739,989
		154,558,245
Water Utilities - 0.0%
Eastern Water Resources Development & Management PCL (For.Reg.)	100	15
Guangdong Investment Ltd.	2,000	1,371
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Water Utilities - continued
Puncak Niaga Holding BHD	70	$ 90
Sino-Environment Technology Group Ltd. (a)	1,000	2,114
		3,590
TOTAL UTILITIES		314,241,239
TOTAL COMMON STOCKS (Cost $6,963,903,337)		8,547,362,973
Nonconvertible Preferred Stocks - 0.0%

CONSUMER DISCRETIONARY - 0.0%
Household Durables - 0.0%
Fedders Corp. Series A, 8.60% (a) (Cost $119)	5	3
Money Market Funds - 8.1%

Fidelity Cash Central Fund, 5.12% (b)	388,126,416	388,126,416
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c)	333,447,597	333,447,597
TOTAL MONEY MARKET FUNDS (Cost $721,574,013)		721,574,013
TOTAL INVESTMENT PORTFOLIO - 103.7% (Cost $7,685,477,469)	9,268,936,989
NET OTHER ASSETS - (3.7)%	(328,247,042)
NET ASSETS - 100%	$ 8,940,689,947
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.
(e) Affiliated company

(f) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $790,214 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 8,695,509
Fidelity Securities Lending Cash Central Fund	3,223,087
Total	$ 11,918,596
Other Affiliated Issuers
An affiliated company is a company in which the fund has ownership of at least 5% of the voting securities. Fiscal year to date transactions with companies which are or were affiliates are as follows:
Affiliates	Value, beginning of period	Purchases	Sales Proceeds	Dividend Income	Value, end of period
AGCO Corp.	$ 178,583,287	$ 4,623,028	$ 70,598,180	$ -	$ -
ATMI, Inc.	-	68,242,479	38,625,389	-	-
Chindex International, Inc.	-	9,072,576	8,681,417	-	-
Core Laboratories NV	102,829,500	-	102,159,975	-	-
Gentex Corp.	36,978,542	119,296,269	18,967,003	1,260,809	165,809,713
Harvard Bioscience, Inc.	7,500,753	2,569,378	-	-	8,634,038
Internap Network Services Corp.	44,130,594	534,879	17,290,645	-	-
Newpark Resources, Inc.	20,776,617	38,864,640	6,817,345	-	38,367,909
Parker Drilling Co.	39,970,900	30,531,028	-	-	65,715,517
PowerSecure International, Inc. (formerly Metretek Technologies, Inc.)	1,232	19,075,642	2,688,384	-	14,466,048
Sangamo Biosciences, Inc.	-	31,662,352	2,257,494	-	48,047,584
Techwell, Inc.	-	32,403,160	26,075,785	-	-
Total	$ 430,771,425	$ 356,875,431	$ 294,161,617	$ 1,260,809	$ 341,040,809
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $7,703,850,210. Net unrealized appreciation aggregated $1,565,086,779, of which $1,833,117,491 related to appreciated investment securities and $268,030,712 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Quarterly Holdings Report

for

Fidelity ® Variable Insurance Products:
Value Strategies Portfolio

September 30, 2007

1.808798.103

VIPVS-QTLY-1107

Investments September 30, 2007 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 99.9%
	Shares	Value
CONSUMER DISCRETIONARY - 13.1%
Auto Components - 0.5%
The Goodyear Tire & Rubber Co. (a)	49,400	$ 1,502,254
TRW Automotive Holdings Corp. (a)	35,000	1,108,800
		2,611,054
Automobiles - 1.3%
DaimlerChrysler AG	18,900	1,893,780
General Motors Corp.	65,700	2,411,190
Monaco Coach Corp.	73,893	1,036,719
Renault SA	12,800	1,854,850
Winnebago Industries, Inc.	10,900	260,292
		7,456,831
Diversified Consumer Services - 0.6%
Apollo Group, Inc. Class A (non-vtg.) (a)	27,800	1,672,170
H&R Block, Inc.	70,600	1,495,308
Universal Technical Institute, Inc. (a)	15,640	281,520
		3,448,998
Hotels, Restaurants & Leisure - 0.7%
Carrols Restaurant Group, Inc.	91,004	1,019,245
Denny's Corp. (a)	72,544	290,176
IHOP Corp.	27,000	1,709,910
McCormick & Schmick's Seafood Restaurants (a)	41,700	785,211
		3,804,542
Household Durables - 2.3%
Bassett Furniture Industries, Inc.	50,792	527,221
Beazer Homes USA, Inc.	45,200	372,900
Black & Decker Corp.	22,000	1,832,600
Centex Corp.	50,300	1,336,471
Directed Electronics, Inc. (a)	90,625	361,594
Ethan Allen Interiors, Inc.	47,800	1,562,582
Furniture Brands International, Inc.	28,103	284,964
Hovnanian Enterprises, Inc. Class A (a)	56,200	623,258
KB Home	52,700	1,320,662
Samson Holding Ltd.	544,000	154,652
Standard Pacific Corp. (d)	89,600	491,904
The Stanley Works	36,200	2,031,906
Whirlpool Corp.	20,800	1,853,280
		12,753,994
Leisure Equipment & Products - 1.1%
Brunswick Corp.	80,700	1,844,802
Eastman Kodak Co.	63,800	1,707,288
MarineMax, Inc. (a)	38,400	559,104
Mattel, Inc.	25,000	586,500
Polaris Industries, Inc.	30,700	1,339,134
Pool Corp.	10,000	249,800
		6,286,628
Media - 2.3%
Citadel Broadcasting Corp.	127,930	532,189
Dolan Media Co.	9,200	223,560
E.W. Scripps Co. Class A	42,400	1,780,800

	Shares	Value
Grupo Televisa SA de CV (CPO) sponsored ADR	77,200	$ 1,865,924
Live Nation, Inc. (a)	87,114	1,851,173
News Corp. Class B	14,900	348,511
R.H. Donnelley Corp. (a)	33,700	1,887,874
Regal Entertainment Group Class A (d)	101,900	2,236,705
Valassis Communications, Inc. (a)(d)	261,119	2,329,181
		13,055,917
Multiline Retail - 0.7%
Retail Ventures, Inc. (a)(d)	110,759	1,153,001
Sears Holdings Corp. (a)(d)	15,000	1,908,000
Tuesday Morning Corp. (d)	82,900	745,271
		3,806,272
Specialty Retail - 3.0%
Abercrombie & Fitch Co. Class A	700	56,490
Advance Auto Parts, Inc.	38,700	1,298,772
American Eagle Outfitters, Inc.	33,700	886,647
Asbury Automotive Group, Inc.	41,859	829,227
Citi Trends, Inc. (a)	12,200	265,472
Coldwater Creek, Inc. (a)	32,400	351,864
Collective Brands, Inc. (a)(d)	92,150	2,032,829
Foot Locker, Inc.	16,900	259,077
Group 1 Automotive, Inc. (d)	43,000	1,443,510
Jos. A. Bank Clothiers, Inc. (a)	8,500	284,070
OfficeMax, Inc.	58,700	2,011,649
PETsMART, Inc.	62,000	1,977,800
Ross Stores, Inc.	54,329	1,392,996
Staples, Inc.	98,300	2,112,467
Tween Brands, Inc. (a)	9,800	321,832
Williams-Sonoma, Inc.	33,600	1,096,032
		16,620,734
Textiles, Apparel & Luxury Goods - 0.6%
Adidas-Salomon AG	19,800	1,298,801
Liz Claiborne, Inc.	59,800	2,052,934
		3,351,735
TOTAL CONSUMER DISCRETIONARY		73,196,705
CONSUMER STAPLES - 4.8%
Beverages - 0.2%
Fomento Economico Mexicano SA de CV sponsored ADR	24,800	927,520
Food & Staples Retailing - 2.1%
Nash-Finch Co.	75,435	3,004,576
Rite Aid Corp. (a)(d)	446,100	2,060,982
SUPERVALU, Inc.	27,600	1,076,676
Sysco Corp.	56,700	2,017,953
The Pantry, Inc. (a)	32,547	834,180
Winn-Dixie Stores, Inc. (a)(d)	144,470	2,704,478
		11,698,845
Food Products - 1.7%
Campbell Soup Co.	25,300	936,100
Common Stocks - continued
	Shares	Value
CONSUMER STAPLES - continued
Food Products - continued
Cermaq ASA	62,000	$ 1,150,065
Chaoda Modern Agriculture (Holdings) Ltd.	2,248,000	1,827,583
Chiquita Brands International, Inc. (a)	60,000	949,800
Marine Harvest ASA (a)	2,535,000	3,225,765
Tyson Foods, Inc. Class A	94,400	1,685,040
		9,774,353
Household Products - 0.4%
Central Garden & Pet Co. Class A (non-vtg.) (a)	146,655	1,316,962
Energizer Holdings, Inc. (a)	10,100	1,119,585
		2,436,547
Tobacco - 0.4%
Altria Group, Inc.	32,300	2,245,819
TOTAL CONSUMER STAPLES		27,083,084
ENERGY - 8.9%
Energy Equipment & Services - 2.9%
Acergy SA	54,300	1,612,710
Atwood Oceanics, Inc. (a)	30,000	2,296,800
Cameron International Corp. (a)	20,100	1,855,029
CE Franklin Ltd. (a)	59,600	673,480
Expro International Group PLC	87,300	1,756,008
Exterran Holdings, Inc. (a)(d)	22,857	1,836,331
FMC Technologies, Inc. (a)	32,600	1,879,716
National Oilwell Varco, Inc. (a)	10,900	1,575,050
Oceaneering International, Inc. (a)	13,000	985,400
Parker Drilling Co. (a)	16,764	136,124
Subsea 7, Inc. (a)	35,600	987,238
Superior Energy Services, Inc. (a)	23,500	832,840
		16,426,726
Oil, Gas & Consumable Fuels - 6.0%
Aurora Oil & Gas Corp. (a)	310,383	446,952
Cabot Oil & Gas Corp.	93,682	3,293,859
Canadian Natural Resources Ltd.	26,800	2,036,207
Copano Energy LLC	42,888	1,575,276
Double Hull Tankers, Inc.	72,300	1,076,547
EOG Resources, Inc.	30,200	2,184,366
EXCO Resources, Inc. (a)	128,976	2,133,263
Forest Oil Corp. (a)	30,100	1,295,504
Niko Resources Ltd.	5,900	576,948
NuStar GP Holdings LLC	52,376	1,628,370
OPTI Canada, Inc. (a)	18,800	351,992
Petrohawk Energy Corp. (a)	141,170	2,318,011
Plains Exploration & Production Co. (a)	21,800	963,996
Southwestern Energy Co. (a)	43,100	1,803,735
Tesoro Corp.	26,600	1,224,132
Ultra Petroleum Corp. (a)	57,600	3,573,504
Valero Energy Corp.	44,900	3,016,382

	Shares	Value
Williams Companies, Inc.	66,400	$ 2,261,584
Williams Partners LP	39,450	1,630,074
		33,390,702
TOTAL ENERGY		49,817,428
FINANCIALS - 17.6%
Capital Markets - 3.0%
Ameriprise Financial, Inc.	29,700	1,874,367
Ares Capital Corp.	75,214	1,223,732
Bear Stearns Companies, Inc.	14,700	1,805,307
Gluskin Sheff + Associates, Inc.	60,500	1,855,455
Janus Capital Group, Inc.	63,100	1,784,468
Julius Baer Holding AG (Bearer)	25,609	1,914,928
KKR Private Equity Investors, LP	86,000	1,702,800
Legg Mason, Inc.	8,300	699,607
Lehman Brothers Holdings, Inc.	10,400	641,992
State Street Corp.	51,397	3,503,220
		17,005,876
Commercial Banks - 2.1%
Commerce Bancorp, Inc.	39,041	1,514,010
First Community Bancorp, California	27,547	1,507,096
HSBC Holdings PLC (United Kingdom) (Reg.)	95,626	1,770,994
Intesa Sanpaolo SpA	38,200	294,918
PNC Financial Services Group, Inc.	36,000	2,451,600
Sterling Financial Corp., Washington	65,647	1,766,561
Wells Fargo & Co.	44,100	1,570,842
Wintrust Financial Corp.	14,126	603,039
		11,479,060
Consumer Finance - 0.2%
Advance America Cash Advance Centers, Inc.	111,902	1,193,994
Diversified Financial Services - 0.8%
Citigroup, Inc.	18,800	877,396
Freedom Acquisition Holdings, Inc. warrants 12/28/11	244,100	744,505
Genesis Lease Ltd. ADR	44,700	1,112,136
Maiden Holdings Ltd. (e)	23,100	207,900
MarketAxess Holdings, Inc. (a)	114,341	1,715,115
		4,657,052
Insurance - 6.0%
ACE Ltd.	20,425	1,237,142
Allied World Assurance Co. Holdings Ltd.	36,200	1,879,142
AMBAC Financial Group, Inc.	50,000	3,145,500
American International Group, Inc.	30,144	2,039,242
American Safety Insurance Group Ltd. (a)	69,649	1,380,443
Argo Group International Holdings, Ltd. (a)	40,027	1,741,575
Assurant, Inc.	37,900	2,027,650
Axis Capital Holdings Ltd.	47,800	1,859,898
Endurance Specialty Holdings Ltd.	49,000	2,035,950
Common Stocks - continued
	Shares	Value
FINANCIALS - continued
Insurance - continued
Everest Re Group Ltd.	23,800	$ 2,623,712
First Mercury Financial Corp.	43,000	924,930
IPC Holdings Ltd.	44,600	1,286,710
Max Capital Group Ltd.	64,666	1,813,235
National Financial Partners Corp.	35,000	1,854,300
Principal Financial Group, Inc.	39,000	2,460,510
The Chubb Corp.	25,000	1,341,000
United America Indemnity Ltd. Class A (a)	70,260	1,511,293
Universal American Financial Corp. (a)	103,975	2,371,670
		33,533,902
Real Estate Investment Trusts - 2.2%
Alexandria Real Estate Equities, Inc.	23,799	2,290,892
Annaly Capital Management, Inc.	191,700	3,053,781
Corporate Office Properties Trust (SBI)	45,300	1,885,839
General Growth Properties, Inc.	18,800	1,008,056
Highwoods Properties, Inc. (SBI)	36,700	1,345,789
Home Properties, Inc.	27,700	1,445,386
Public Storage	700	55,055
Simon Property Group, Inc.	10,100	1,010,000
		12,094,798
Real Estate Management & Development - 0.6%
CB Richard Ellis Group, Inc. Class A (a)	45,300	1,261,152
Grubb & Ellis Co. (a)	52,400	487,320
Move, Inc. (a)	498,300	1,375,308
		3,123,780
Thrifts & Mortgage Finance - 2.7%
BankUnited Financial Corp. Class A	100,505	1,561,848
Countrywide Financial Corp.	84,000	1,596,840
Fannie Mae	48,000	2,918,880
FirstFed Financial Corp., Delaware (a)(d)	41,300	2,046,415
Hudson City Bancorp, Inc.	173,200	2,663,816
MGIC Investment Corp.	40,700	1,315,017
New York Community Bancorp, Inc.	127,000	2,419,350
Washington Federal, Inc.	31,200	819,312
		15,341,478
TOTAL FINANCIALS		98,429,940
HEALTH CARE - 6.2%
Biotechnology - 1.0%
Amgen, Inc. (a)	32,300	1,827,211
PDL BioPharma, Inc. (a)(d)	88,500	1,912,485
Theravance, Inc. (a)	65,980	1,721,418
		5,461,114
Health Care Equipment & Supplies - 1.1%
Becton, Dickinson & Co.	21,900	1,796,895
C.R. Bard, Inc.	21,600	1,904,904

	Shares	Value
Covidien Ltd. (a)	29,450	$ 1,222,175
Hillenbrand Industries, Inc.	20,200	1,111,404
		6,035,378
Health Care Providers & Services - 1.5%
Brookdale Senior Living, Inc. (d)	1,390	55,336
Capital Senior Living Corp. (a)	209,344	1,762,676
DaVita, Inc. (a)	28,600	1,806,948
Emeritus Corp. (a)	66,103	1,791,391
Henry Schein, Inc. (a)	30,403	1,849,719
LHC Group, Inc. (a)	56,225	1,207,151
		8,473,221
Health Care Technology - 0.5%
Allscripts Healthcare Solutions, Inc. (a)	51,116	1,381,665
IMS Health, Inc. (d)	38,979	1,194,317
		2,575,982
Life Sciences Tools & Services - 0.2%
AMAG Pharmaceuticals, Inc. (a)	24,000	1,372,800
Pharmaceuticals - 1.9%
Alpharma, Inc. Class A (d)	101,100	2,159,496
Barr Pharmaceuticals, Inc. (a)	41,683	2,372,180
Collagenex Pharmaceuticals, Inc. (a)	48,300	433,734
Endo Pharmaceuticals Holdings, Inc. (a)	18,300	567,483
MGI Pharma, Inc. (a)	86,597	2,405,665
Penwest Pharmaceuticals Co. (a)	148,600	1,636,086
XenoPort, Inc. (a)	27,900	1,312,695
		10,887,339
TOTAL HEALTH CARE		34,805,834
INDUSTRIALS - 13.7%
Aerospace & Defense - 0.6%
DRS Technologies, Inc.	5,400	297,648
General Dynamics Corp.	27,200	2,297,584
Lockheed Martin Corp.	6,000	650,940
		3,246,172
Air Freight & Logistics - 0.2%
Forward Air Corp.	32,030	953,853
Building Products - 0.1%
Trex Co., Inc. (a)(d)	42,400	471,488
Commercial Services & Supplies - 3.8%
ACCO Brands Corp. (a)(d)	74,288	1,667,023
Allied Waste Industries, Inc. (a)	128,500	1,638,375
CDI Corp.	33,132	923,720
Cenveo, Inc. (a)	41,485	897,321
Clean Harbors, Inc. (a)	55,135	2,454,610
Corporate Executive Board Co.	8,700	645,888
CoStar Group, Inc. (a)	8,839	472,445
Equifax, Inc.	22,100	842,452
Monster Worldwide, Inc. (a)	42,400	1,444,144
On Assignment, Inc. (a)	154,254	1,440,732
R.R. Donnelley & Sons Co. (d)	48,700	1,780,472
Robert Half International, Inc.	54,400	1,624,384
Common Stocks - continued
	Shares	Value
INDUSTRIALS - continued
Commercial Services & Supplies - continued
The Brink's Co.	39,717	$ 2,219,386
TRC Companies, Inc. (a)	51,069	539,289
Waste Connections, Inc. (a)	47,000	1,492,720
Waste Services, Inc. (a)	114,257	1,109,435
		21,192,396
Construction & Engineering - 2.7%
Chicago Bridge & Iron Co. NV (NY Shares)	26,800	1,154,008
Fluor Corp.	9,600	1,382,208
Great Lakes Dredge & Dock Corp. (a)	101,836	892,083
Quanta Services, Inc. (a)	89,569	2,369,100
Shaw Group, Inc. (a)	33,000	1,917,300
SNC-Lavalin Group, Inc.	41,900	1,868,542
Washington Group International, Inc. (a)	64,000	5,619,840
		15,203,081
Electrical Equipment - 1.0%
Prysmian SpA	66,100	1,883,287
Superior Essex, Inc. (a)	52,319	1,950,452
Vestas Wind Systems AS (a)	23,800	1,880,235
		5,713,974
Industrial Conglomerates - 0.6%
McDermott International, Inc. (a)	28,100	1,519,648
Siemens AG (Reg.)	13,900	1,907,775
		3,427,423
Machinery - 2.9%
Albany International Corp. Class A	35,400	1,327,146
Bucyrus International, Inc. Class A	37,100	2,705,703
Cummins, Inc.	10,200	1,304,478
Eaton Corp.	15,700	1,554,928
Illinois Tool Works, Inc.	9,500	566,580
Ingersoll-Rand Co. Ltd. Class A	28,600	1,557,842
Navistar International Corp. (a)	49,400	3,047,980
Pentair, Inc.	51,000	1,692,180
Sulzer AG (Reg.)	1,621	2,325,362
		16,082,199
Marine - 0.6%
Navios Maritime Holdings, Inc.	140,000	1,839,600
OceanFreight, Inc.	18,200	422,968
Ultrapetrol (Bahamas) Ltd.	85,750	1,424,308
		3,686,876
Road & Rail - 0.4%
J.B. Hunt Transport Services, Inc.	10,700	281,410
Knight Transportation, Inc.	16,400	282,244
Old Dominion Freight Lines, Inc. (a)	21,471	514,660
P.A.M. Transportation Services, Inc. (a)	57,626	1,037,268
		2,115,582
Trading Companies & Distributors - 0.7%
Beacon Roofing Supply, Inc. (a)(d)	152,300	1,556,506

	Shares	Value
Rush Enterprises, Inc. Class A (a)	65,364	$ 1,656,977
WESCO International, Inc. (a)	18,600	798,684
		4,012,167
Transportation Infrastructure - 0.1%
Macquarie Airports unit	183,800	709,783
TOTAL INDUSTRIALS		76,814,994
INFORMATION TECHNOLOGY - 19.9%
Communications Equipment - 2.8%
Adtran, Inc.	76,191	1,754,679
Alcatel-Lucent SA sponsored ADR	165,400	1,683,772
Avocent Corp. (a)	96,500	2,810,080
Comverse Technology, Inc. (a)	113,000	2,237,400
Dycom Industries, Inc. (a)	59,700	1,828,611
Finisar Corp. (a)	235,773	660,164
Motorola, Inc.	48,300	894,999
Powerwave Technologies, Inc. (a)	220,943	1,361,009
RADWARE Ltd. (a)	90,385	1,418,141
Sycamore Networks, Inc. (a)	245,758	1,000,235
		15,649,090
Computers & Peripherals - 2.0%
Diebold, Inc.	56,100	2,548,062
Hypercom Corp. (a)	74,372	336,161
NCR Corp. (a)	54,200	2,699,160
Network Appliance, Inc. (a)	66,500	1,789,515
Sun Microsystems, Inc. (a)	312,700	1,754,247
Western Digital Corp. (a)	77,800	1,969,896
		11,097,041
Electronic Equipment & Instruments - 3.1%
Agilent Technologies, Inc. (a)	60,900	2,245,992
Arrow Electronics, Inc. (a)	42,100	1,790,092
Avnet, Inc. (a)	28,200	1,124,052
Benchmark Electronics, Inc. (a)	71,400	1,704,318
Flextronics International Ltd. (a)	48,500	542,230
Itron, Inc. (a)	41,530	3,865,197
Jabil Circuit, Inc.	73,689	1,683,057
Tektronix, Inc.	54,667	1,516,463
Tyco Electronics Ltd. (a)	76,150	2,697,995
		17,169,396
Internet Software & Services - 1.7%
Greenfield Online, Inc. (a)	19,493	297,268
Open Text Corp. (a)(d)	96,000	2,505,943
Openwave Systems, Inc.	86,565	379,155
ValueClick, Inc. (a)	130,200	2,924,292
VeriSign, Inc. (a)	53,900	1,818,586
Yahoo!, Inc. (a)	61,800	1,658,712
		9,583,956
IT Services - 3.9%
CACI International, Inc. Class A (a)	35,087	1,792,595
Fiserv, Inc. (a)	52,900	2,690,494
ManTech International Corp. Class A (a)	62,689	2,255,550
Common Stocks - continued
	Shares	Value
INFORMATION TECHNOLOGY - continued
IT Services - continued
Mastercard, Inc. Class A	16,000	$ 2,367,520
MoneyGram International, Inc.	129,900	2,934,441
Perot Systems Corp. Class A (a)	73,900	1,249,649
Sapient Corp. (a)	205,102	1,376,234
Satyam Computer Services Ltd. sponsored ADR	24,900	644,661
SRA International, Inc. Class A (a)	55,700	1,564,056
The Western Union Co.	85,500	1,792,935
Unisys Corp. (a)	442,200	2,927,364
		21,595,499
Semiconductors & Semiconductor Equipment - 3.8%
Advanced Micro Devices, Inc. (a)(d)	134,400	1,774,080
AMIS Holdings, Inc. (a)	128,500	1,247,735
ASML Holding NV (NY Shares) (a)	56,600	1,859,876
Atmel Corp. (a)	365,500	1,885,980
Infineon Technologies AG sponsored ADR (a)	127,800	2,195,604
Integrated Device Technology, Inc. (a)	106,215	1,644,208
Maxim Integrated Products, Inc.	34,300	1,006,705
National Semiconductor Corp.	74,800	2,028,576
Nec Electronics Corp. (a)	46,300	1,329,881
ON Semiconductor Corp. (a)	173,400	2,177,904
Standard Microsystems Corp. (a)	32,847	1,261,982
Supertex, Inc. (a)	47,238	1,883,851
Varian Semiconductor Equipment Associates, Inc. (a)	24,000	1,284,480
		21,580,862
Software - 2.6%
Business Objects SA sponsored ADR (a)	57,800	2,593,486
Cadence Design Systems, Inc. (a)	70,000	1,553,300
Electronic Arts, Inc. (a)	30,400	1,702,096
EPIQ Systems, Inc. (a)	135,205	2,544,558
Fair Isaac Corp.	53,200	1,921,052
Moldflow Corp. (a)	98,629	1,899,595
Nintendo Co. Ltd.	2,600	1,348,880
Parametric Technology Corp. (a)	48,100	837,902
		14,400,869
TOTAL INFORMATION TECHNOLOGY		111,076,713
MATERIALS - 7.8%
Chemicals - 4.3%
Agrium, Inc.	50,300	2,740,326
Airgas, Inc.	36,100	1,863,843
Albemarle Corp.	48,900	2,161,380
Arkema sponsored ADR (a)	25,000	1,516,250
Calgon Carbon Corp. (a)(d)	134,800	1,881,808
Chemtura Corp.	133,644	1,188,095
Dyno Nobel Ltd.	435,763	1,044,491
Ecolab, Inc.	49,200	2,322,240
Georgia Gulf Corp. (d)	41,020	570,178

	Shares	Value
H.B. Fuller Co.	62,400	$ 1,852,032
Minerals Technologies, Inc. (d)	38,711	2,593,637
OMNOVA Solutions, Inc. (a)	103,050	595,629
PolyOne Corp. (a)	108,200	808,254
Royal DSM NV	25,827	1,393,989
Spartech Corp.	32,500	554,450
Tronox, Inc. Class A	81,900	761,670
		23,848,272
Metals & Mining - 3.0%
Agnico-Eagle Mines Ltd.	12,400	615,075
AK Steel Holding Corp. (a)	36,700	1,612,965
Alcoa, Inc.	43,800	1,713,456
First Uranium Corp.	135,200	1,287,425
Kinross Gold Corp. (a)	44,000	657,456
Lihir Gold Ltd. (a)	213,499	746,763
Newcrest Mining Ltd.	33,780	839,669
Quanex Corp.	39,310	1,846,784
Randgold Resources Ltd. sponsored ADR	21,900	727,956
Reliance Steel & Aluminum Co.	33,100	1,871,474
Shore Gold, Inc. (a)	268,100	814,140
Titanium Metals Corp. (a)	74,679	2,506,227
ZincOx Resources PLC (a)	218,000	1,728,570
		16,967,960
Paper & Forest Products - 0.5%
MeadWestvaco Corp.	18,200	537,446
Schweitzer-Mauduit International, Inc.	13,299	309,867
Sino-Forest Corp. (a)	82,300	1,860,336
		2,707,649
TOTAL MATERIALS		43,523,881
TELECOMMUNICATION SERVICES - 1.8%
Diversified Telecommunication Services - 1.4%
AT&T, Inc.	44,625	1,888,084
Cincinnati Bell, Inc. (a)	329,440	1,627,434
Global Crossing Ltd. (a)	8,400	177,072
Qwest Communications International, Inc. (a)	203,900	1,867,724
Verizon Communications, Inc.	42,700	1,890,756
		7,451,070
Wireless Telecommunication Services - 0.4%
Sprint Nextel Corp.	126,500	2,403,500
TOTAL TELECOMMUNICATION SERVICES		9,854,570
UTILITIES - 6.1%
Electric Utilities - 2.1%
E.ON AG	10,100	1,859,511
Entergy Corp.	17,269	1,870,060
Exelon Corp.	23,600	1,778,496
PPL Corp.	81,200	3,759,560
Reliant Energy, Inc. (a)	100,800	2,580,480
		11,848,107
Common Stocks - continued
	Shares	Value
UTILITIES - continued
Gas Utilities - 0.3%
Equitable Resources, Inc.	35,300	$ 1,831,011
Independent Power Producers & Energy Traders - 3.4%
AES Corp. (a)	196,500	3,937,860
Clipper Windpower PLC (a)	133,200	1,467,738
Constellation Energy Group, Inc.	34,111	2,926,383
Dynegy, Inc. Class A (a)	54,500	503,580
Mirant Corp. (a)	67,000	2,725,560
NRG Energy, Inc. (a)	171,076	7,234,798
		18,795,919
Multi-Utilities - 0.3%
Sempra Energy	26,500	1,540,180
TOTAL UTILITIES		34,015,217
TOTAL COMMON STOCKS (Cost $533,844,695)		558,618,366
Convertible Preferred Stocks - 0.1%

MATERIALS - 0.1%
Chemicals - 0.1%
Dyno Nobel Ltd.	4,606	446,721
TOTAL CONVERTIBLE PREFERRED STOCKS (Cost $408,552)		446,721
Nonconvertible Bonds - 0.0%
	Principal Amount
INDUSTRIALS - 0.0%
Airlines - 0.0%
Delta Air Lines, Inc. 8.3% 12/15/29 (a)	$ 3,190,000	191,400
(Cost $89,547)		191,400
Money Market Funds - 5.1%
	Shares	Value
Fidelity Securities Lending Cash Central Fund, 5.17% (b)(c) (Cost $28,619,546)	28,619,546	$ 28,619,546
TOTAL INVESTMENT PORTFOLIO - 105.1% (Cost $562,962,340)	587,876,033
NET OTHER ASSETS - (5.1)%	(28,663,263)
NET ASSETS - 100%	$ 559,212,770
Legend
(a) Non-income producing

(b) Affiliated fund that is available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request.

(c) Investment made with cash collateral received from securities on loan.
(d) Security or a portion of the security is on loan at period end.

(e) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $207,900 or 0.0% of net assets.

Affiliated Central Funds
Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:
Fund	Income earned
Fidelity Cash Central Fund	$ 134,555
Fidelity Securities Lending Cash Central Fund	174,050
Total	$ 308,605
Income Tax Information

At September 30, 2007, the aggregate cost of investment securities for income tax purposes was $565,077,268. Net unrealized appreciation aggregated $22,798,765, of which $60,701,149 related to appreciated investment securities and $37,902,384 related to depreciated investment securities.

Investment Valuation

Investments are valued as of the close of business of the New York Stock Exchange (NYSE), normally 4:00 p.m. Eastern time. Security transactions are accounted for as of trade date. Wherever possible, the fund uses independent pricing services approved by the Board of Trustees to value its investments. Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by an independent pricing service on the primary market or exchange on which they are traded. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price. Debt securities, including restricted securities, for which quotations are readily available, are valued by independent pricing services or by dealers who make markets in such securities. Pricing services consider yield or price of bonds of comparable quality, coupon, maturity and type as well as dealer supplied prices. Investments in open-end mutual funds, including the Fidelity Central Funds, are valued at their closing net asset value each business day. Short-term securities with remaining maturities of sixty days or less for which quotations are not readily available are valued at amortized cost, which approximates value. When current market prices or quotations are not readily available or do not accurately reflect fair value, valuations may be determined in accordance with procedures adopted by the Board of Trustees. For example, when developments occur between the close of a market and the close of the NYSE that may materially affect the value of some or all of the securities, or when trading in a security is halted, those securities may be fair valued. The frequency of when fair value pricing is used is unpredictable. The value of securities used under fair value pricing may differ from published prices for the same securities.

For additional information on the fund's policy regarding valuation of investments and other significant accounting policies, please refer to the fund's most recent semiannual or annual shareholder report.

Quarterly Report

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please call Fidelity at 1-800-634-9361 for a free copy of the fund's most recent prospectus and annual report.

Third party trademarks and service marks are the property of their respective owners. All other trademarks and service marks are the property of FMR LLC or an affiliate.

Quarterly Report

Item 2. Controls and Procedures

(a)(i) The President and Treasurer and the Chief Financial Officer have concluded that the Variable Insurance Products Fund III's (the "Trust") disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act) provide reasonable assurances that material information relating to the Trust is made known to them by the appropriate persons, based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(a)(ii) There was no change in the Trust's internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the Trust's last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the Trust's internal control over financial reporting.

Item 3. Exhibits

Certification pursuant to Rule 30a-2(a) under the Investment Company Act of 1940 (17 CFR 270.30a-2(a)) is filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Variable Insurance Products Fund III

By:	/s/Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Kimberley Monasterio
Kimberley Monasterio
President and Treasurer

Date:	November 29, 2007
By:	/s/Joseph B. Hollis
Joseph B. Hollis
Chief Financial Officer

Date:	November 29, 2007